1933 Act No. 333-37433
                                                       1940 Act No. 811-07246



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     [ ]
    Pre-Effective Amendment No.                                             [ ]
    Post-Effective Amendment No. 4                                          [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             [ ]
     Amendment No. 4                                                        [X]


                          EVERGREEN FIXED INCOME TRUST
               (Exact Name of Registrant as Specified in Charter)

             200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                               1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed that this filing will become effective:
[ ]  immediately upon filing pursuant to paragraph (b)
[X]  on November 1, 1998 pursuant to paragraph (b)
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(2)
[ ]  75 days after filing pursuant to paragraph (a)(2)
[ ]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(i)
[ ]  on (date) pursuant to paragraph (a)(i)

                          EVERGREEN FIXED INCOME TRUST

                                  CONTENTS OF
                        POST-EFFECTIVE AMENDMENT NO. 4
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No.4 to Registrant's Registration Statement No. 333-37433/811-07246 consists of the following pages, items of information and documents:

                                The Facing Sheet

                               The Contents Page

                           The Cross-Reference Sheet

                                     PART A
                                     ------

      Prospectuses for Evergreen Short-Intermediate Bond Fund, Evergreen Intermediate Term Government Securities Fund, Evergreen Capital Preservation and Income Fund and Evergreen Intermediate Term Bond Fund are contained herein.

  Prospectuses for the following funds are contained in Registration Statement
      No. 333-37433/811-07246 filed on August 31, 1998: Evergreen U.S.
Government Fund, Evergreen Strategic Income Fund, Evergreen Diversified
Bond Fund and Evergreen High Yield Bond Fund.


                                     PART B
                                     ------

     The Statement of Additional Information for Evergreen Short-Intermediate Term Bond Fund, Evergreen Intermediate Term Government Securities Fund, Evergreen Capital Preservation and Income Fund and Evergreen Intermediate Term Bond Fund is contained herein.

     The Statement of Additional Information for Evergreen U.S. Government Fund, Evergreen Strategic Income Fund, Evergreen Diversified Bond Fund and Evergreen High Yield Bond Fund is contained in the Registration Statement
No. 333-37433/811-07246 filed on August 31, 1998.







                                     PART C
                                     ------

                              Financial Statements

                                    Exhibits

                          Number of Holders of Securities

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                              Management Services

                                  Undertakings

                                   Signatures

                          EVERGREEN FIXED INCOME TRUST

     Cross-Reference Sheet pursuant to Rules 404 and 495 under the Securities Act of 1933.

N-1A Item No.
Part A                                            Location in Prospectus(es)
------                                            --------------------------

Item 1.   Cover Page                              Cover Page

Item 2.   Synopsis and Fee Table                  Expense Information; Performance Data

Item 3.   Condensed Financial Information         Financial Highlights

Item 4.   General Description of Registrant       Cover Page; Description of the Funds; Investment Objectives
                                                  and Policies; Investment Practices and Restrictions; General Information

Item 5.   Management of the Fund                  Organization and Service Providers; Expenses

Item 6.   Capital Stock and Other Securities      Description of the Funds; Dividends, Distributions and Taxes; General Information;
                                                  Shareholder Services

Item 7.   Purchase of Securities Being Offered    Dividends, Distributions and Taxes; How to Buy Shares; Exchange Privilege;
                                                  Shareholders Services

Item 8.   Redemption or Repurchase                How to Redeem Shares

Item 9.   Pending Legal Proceedings               Not Applicable

                                                  Location in Statement of
Part B                                            Additional Information
------                                            ------------------------
Item 10.  Cover Page                              Cover Page

Item 11.  Table of Contents                       Table of Contents

Item 12.  General Information and History         Not Applicable

Item 13.  Investment Objectives and Policies      Fund Investments; Appendix

Item 14.  Management of the Fund                  Management of the Trust

Item 15.  Control Persons and Principal           Principal Holders of Fund Shares
          Holders of Securities

Item 16.  Investment Advisory and Other Services  Additional Information; Distribution Plans and Agreements; Expenses; Investment
                                                  Advisors; Principal Underwriter; Additional Service Providers

Item 17.  Brokerage Allocation                    Brokerage

Item 18.  Capital Stock and Other Securities      Trust Organization

Item 19.  Purchase, Redemption and Pricing of     Purchase, Redemption and Pricing of Shares; Distribution Plans and Agreements;
          Securities Being Offered                Additional Information

Item 20.  Tax Status                              Additional Tax Information

Item 21.  Underwriters                            Principal Underwriter

Item 22.  Calculation of Performance Data         Performance

Item 23.  Financial Statements                    Financial Statements

Part C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                          EVERGREEN FIXED INCOME TRUST

                                     PART A

                                  PROSPECTUSES

-------------------------------------------------------------------------------
PROSPECTUS                                                     November 1, 1998
-------------------------------------------------------------------------------
                                                        [LOGO OF EVERGREEN FUNDS
EVERGREEN(SM) SHORT AND INTERMEDIATE TERM BOND FUNDS          APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN SHORT-INTERMEDIATE BOND FUND
EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND
EVERGREEN CAPITAL PRESERVATION AND INCOME FUND
EVERGREEN INTERMEDIATE TERM BOND FUND
(Each a "Fund", together, the "Funds")

CLASS A SHARES
CLASS B SHARES
CLASS C SHARES

     The Funds are designed to provide investors with a selection of investment alternatives which seek to provide a high level of current income.

     This prospectus provides information regarding the Class A, Class B and Class C shares offered by the Funds. Each Fund is a series of Evergreen Fixed Income Trust (the "Trust"), an open-end, diversified, management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated November 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS

EXPENSE INFORMATION.......................    3
FINANCIAL HIGHLIGHTS......................    5
DESCRIPTION OF THE FUNDS
   Investment Objectives and Policies.....   13
   Investment Practices and Restrictions..   16
ORGANIZATION AND SERVICE PROVIDERS........   21
   Service Providers......................   21
   Distribution Plans and Agreements......   23
PURCHASE AND REDEMPTION OF SHARES
   How to Buy Shares......................   24
   How to Redeem Shares...................   27
   Exchange Privilege.....................   28
   Shareholder Services...................   29
   Banking Laws...........................   30
OTHER INFORMATION
   Dividends, Distributions and Taxes.....   30
   General Information....................   31

--------------------------------------------------------------------------------

                              EXPENSE INFORMATION

--------------------------------------------------------------------------------

     The tables and examples set forth below summarize the various costs and expenses a shareholder will bear, directly or indirectly, associated with an investment in Class A, Class B and Class C shares of each Fund. Shareholder transaction expenses are fees paid directly from your account when you buy or sell shares. For further information see "Purchase and Redemption of Shares" and "General Information--Other Classes of Shares."

SHAREHOLDER TRANSACTION EXPENSES   CLASS A SHARES   CLASS B SHARES CLASS C SHARES
--------------------------------   --------------   -------------- --------------
Maximum Sales Charge Imposed on
 Purchases
 (as a % of offering price)....         3.25%            None           None
Maximum Contingent Deferred
 Sales Charge
 (as a % of original purchase
 price or redemption proceeds,
 whichever is lower)...........         None(1)         5.00%(2)       1.00%(2)

     Annual operating expenses reflect the normal operating expenses of a Fund, and include costs such as management, distribution and other fees. The tables below show estimated annual operating expenses for each Fund for the fiscal year ending June 30, 1999. The examples show what you would pay if you invested $1,000 over periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUNDS' ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers".

EVERGREEN SHORT-INTERMEDIATE BOND FUND

                                                          EXAMPLES

ANNUAL OPERATING EXPENSES
-------------------------
                  CLASS A CLASS B CLASS C
                  ------- ------- -------
Management
 Fees...........   0.50%   0.50%   0.50%
12b-1 Fees(3)...   0.10%   1.00%   1.00%
Other Expenses..   0.20%   0.20%   0.20%
                   ----    ----    ----
Total...........   0.80%   1.70%   1.70%
                   ====    ====    ====

                           ASSUMING REDEMPTION     ASSUMING NO
                            AT END OF PERIOD       REDEMPTION
                         ----------------------- ---------------
                         CLASS A CLASS B CLASS C CLASS B CLASS C
                         ------- ------- ------- ------- -------
After 1 Year............  $ 40    $ 67    $ 27    $ 17    $ 17
After 3 Years...........  $ 57    $ 84    $ 54    $ 54    $ 54
After 5 Years...........  $ 75    $112    $ 92    $ 92    $ 92
After 10 Years..........  $128    $165    $201    $165    $201

EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND

ANNUAL OPERATING EXPENSES*
--------------------------
                  CLASS A  CLASS B CLASS C
                  -------  ------- -------
Management
 Fees...........   0.60%    0.60%   0.60%
12b-1 Fees(3)...   0.06%*   1.00%   1.00%
Other Expenses..   0.22%    0.22%   0.22%
                   ----     ----    ----
Total...........   0.88%    1.82%   1.82%
                   ====     ====    ====

                           ASSUMING REDEMPTION     ASSUMING NO
                            AT END OF PERIOD       REDEMPTION
                         ----------------------- ---------------
                         CLASS A CLASS B CLASS C CLASS B CLASS C
                         ------- ------- ------- ------- -------
After 1 Year............  $ 41    $ 68    $ 28    $ 18    $ 18
After 3 Years...........  $ 60    $ 87    $ 57    $ 57    $ 57
After 5 Years...........  $ 80    $119    $ 99    $ 99    $ 99
After 10 Years..........  $137    $177    $214    $177    $214

EVERGREEN CAPITAL PRESERVATION AND INCOME FUND

ANNUAL OPERATING EXPENSES*
--------------------------
                  CLASS A CLASS B CLASS C
                  ------- ------- -------
Management
 Fees...........   0.20%   0.20%   0.20%
12b-1 Fees(3)...   0.25%   1.00%   1.00%
Other Expenses..   0.45%   0.45%   0.45%
                   ----    ----    ----
Total...........   0.90%   1.65%   1.65%
                   ====    ====    ====

                           ASSUMING REDEMPTION     ASSUMING NO
                            AT END OF PERIOD       REDEMPTION
                         ----------------------- ---------------
                         CLASS A CLASS B CLASS C CLASS B CLASS C
                         ------- ------- ------- ------- -------
After 1 Year............  $ 41    $ 67    $ 27    $ 17    $ 17
After 3 Years...........  $ 60    $ 82    $ 52    $ 52    $ 52
After 5 Years...........  $ 81    $110    $ 90    $ 90    $ 90
After 10 Years..........  $140    $166    $195    $166    $195

EVERGREEN INTERMEDIATE TERM BOND FUND (JUNE 30, 1998)

                                                          EXAMPLES



ANNUAL OPERATING EXPENSES*
--------------------------
                  CLASS A CLASS B CLASS C
                  ------- ------- -------
Management
 Fees...........   0.27%   0.27%   0.27%
12b-1 Fees(3)...   0.25%   1.00%   1.00%
Other Expenses..   0.58%   0.58%   0.58%
                   ----    ----    ----
Total...........   1.10%   1.85%   1.85%
                   ====    ====    ====

                           ASSUMING REDEMPTION     ASSUMING NO
                            AT END OF PERIOD       REDEMPTION
                         ----------------------- ---------------
                         CLASS A CLASS B CLASS C CLASS B CLASS C
                         ------- ------- ------- ------- -------
After 1 Year............  $ 43    $ 69    $ 29    $ 19    $ 19
After 3 Years...........  $ 66    $ 88    $ 58    $ 58    $ 58
After 5 years...........  $ 91    $120    $100    $100    $100
After 10 years..........  $162    $188    $217    $188    $217

-------
(1) Investments of $1 million or more are not subject to a front-end sales charge, but may be subject to a contingent deferred sales charge upon redemption within one year after the month of purchase.
(2) The deferred sales charge on Class B shares declines from 5% to 1% on amounts redeemed within six years after the month of purchase. The deferred sales charge on Class C shares is 1% on amounts redeemed within one year after the month of purchase. No sales charge is imposed on redemptions made thereafter. See "Purchase and Redemption of Shares" for more information.
(3) Class A shares of the Funds can pay up to 0.75% of average daily net assets as a 12b-1 fee. For the foreseeable future, the Class A 12b-1 fees will be limited to 0.25% of average daily net assets (with the exception of Evergreen Short-Intermediate Bond Fund which is limited to 0.10%). Long-term shareholders may pay more than the economic equivalent front-end sales charges permitted by the National Association of Securities Dealers, Inc. ("NASD").
 * From time to time, each Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce expense ratios. Each Fund's investment advisor may cease these waivers and reimbursements at any time. The annual operating expenses reflect fee waivers and expense reimbursements. Absent the waivers, management fees, 12b-1 fees, other expenses and total operating expenses for Evergreen Intermediate Term Government Securities Fund for Class A would be 0.60%, 0.25%, 0.22% and 1.07%, respectively. Absent the waivers, management fees, other expenses and total operating expenses for Evergreen Capital Preservation and Income Fund for Class A would be 0.27%, 0.59% and 1.11%, respectively; for Class B and Class C would be 0.27%, 0.59% and 1.86%, respectively. Absent the waivers, management fees, other expenses and total operating expenses for Evergreen Intermediate Term Bond Fund for Class A would be 0.63%, 0.59% and 1.47%, respectively; for Class B and Class C would be 0.63%, 0.59% and 2.22%, respectively.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The following tables present, for each Fund, financial highlights for a share outstanding throughout each period indicated. This information has been audited by KPMG Peat Marwick llp, the Funds' independent auditors. Information for the fiscal periods prior to June 30, 1996 has been audited by other auditors. A report of KPMG Peat Marwick llp on the audited information is included in the Funds' Annual Report which, with respect to each Fund is incorporated by reference into the Funds' SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference into the Funds' SAI.

     Further information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

EVERGREEN SHORT-INTERMEDIATE BOND FUND--CLASS A SHARES

                                                                                                       NINE
                                                SIX MONTHS             YEAR ENDED                     MONTHS       YEAR
                       YEAR ENDED JUNE 30,        ENDED               DECEMBER 31,                    ENDED        ENDED
                     -------------------------   JUNE 30,    ------------------------------------  DECEMBER 31,  MARCH 31,
                      1998     1997     1996     1995(C)      1994       1993     1992     1991      1990(D)       1990
                     -------  -------  -------  ----------   -------    -------  -------  -------  ------------  ---------
PER SHARE DATA:
NET ASSET VALUE
 BEGINNING OF
 PERIOD..........      $9.83    $9.82   $10.02     $9.52      $10.42     $10.41   $10.54    $9.99      $9.72       $9.50
                     -------  -------  -------   -------     -------    -------  -------  -------    -------      ------
Income from
 investment
 operations:
 Net investment
  income.........       0.61     0.63     0.63      0.32        0.65       0.65     0.71     0.73       0.55        0.79
 Net realized and
  unrealized gain
  (loss) on
  investments....       0.07     0.02    (0.19)     0.50       (0.91)      0.19    (0.06)    0.60       0.24        0.20
                     -------  -------  -------   -------     -------    -------  -------  -------    -------      ------
Total from
 investment
 operations......       0.68     0.65     0.44      0.82       (0.26)      0.84     0.65     1.33       0.79        0.99
                     -------  -------  -------   -------     -------    -------  -------  -------    -------      ------
Less
 distributions
 from:
 Net investment
  income.........      (0.61)   (0.64)   (0.64)    (0.32)      (0.64)     (0.65)   (0.67)   (0.70)     (0.52)      (0.77)
 In excess of net
  investment
  income.........          0        0        0         0           0          0        0    (0.01)         0           0
 Net realized
  gains..........          0        0        0         0           0      (0.18)   (0.11)   (0.07)         0           0
                     -------  -------  -------   -------     -------    -------  -------  -------    -------      ------
Total
 distributions...      (0.61)   (0.64)    (.64)     (.32)       (.64)      (.83)    (.78)    (.78)      (.52)       (.77)
                     -------  -------  -------   -------     -------    -------  -------  -------    -------      ------
Net asset value
 end of period...      $9.90    $9.83    $9.82    $10.02       $9.52     $10.42   $10.41   $10.54      $9.99       $9.72
                     =======  =======  =======   =======     =======    =======  =======  =======    =======      ======
TOTAL RETURN(A)..      7.08%    6.77%    4.45%     8.77%      (2.57%)     8.29%    6.39%   13.74%      8.31%      10.51%
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Expenses........      0.80%    0.72%    0.79%     0.77%(b)    0.75%(b)   0.93%    0.90%    0.80%      1.01%(b)    1.00%
 Expenses
  excluding
  indirectly paid
  expenses.......      0.80%    0.72%      --        --          --         --       --       --         --          --
 Expenses
  excluding
  waivers and
  reimbursements..     0.80%      --       --        --          --         --       --     0.89%      1.82%(b)    1.50%
 Net investment
  income.........      6.14%    6.37%    6.35%     6.58%(b)    6.46%(b)   6.15%    6.79%    7.30%      7.53%(b)    7.57%
Portfolio
 turnover rate...        68%      45%      76%       34%         48%        73%      66%      53%        27%         32%
NET ASSETS END OF
 PERIOD
 (THOUSANDS).....    $16,848  $17,703  $18,630   $18,898     $19,127    $22,865  $21,488  $17,680    $11,765      $6,496
                      JANUARY 29,
                         1989
                     (COMMENCEMENT
                       OF CLASS
                      OPERATIONS)
                        THROUGH
                       MARCH 31,
                         1989
                     -------------
PER SHARE DATA:
NET ASSET VALUE
 BEGINNING OF
 PERIOD..........         $9.70
                     -------------
Income from
 investment
 operations:
 Net investment
  income.........          0.10
 Net realized and
  unrealized gain
  (loss) on
  investments....         (0.14)
                     -------------
Total from
 investment
 operations......         (0.04)
                     -------------
Less
 distributions
 from:
 Net investment
  income.........         (0.16)
 In excess of net
  investment
  income.........             0
 Net realized
  gains..........             0
                     -------------
Total
 distributions...         (0.16)
                     -------------
Net asset value
 end of period...         $9.50
                     =============
TOTAL RETURN(A)..        (0.31%)
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average
 net assets:
 Expenses........         1.78%(b)
 Expenses
  excluding
  indirectly paid
  expenses.......           --
 Expenses
  excluding
  waivers and
  reimbursements..          --
 Net investment
  income.........         6.10%(b)
Portfolio
 turnover rate...           18%
NET ASSETS END OF
 PERIOD
 (THOUSANDS).....       $11,680

-------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) The Fund changed its fiscal year end from December 31 to June 30.
(d) The Fund changed its fiscal year end from March 31 to December 31.

EVERGREEN SHORT-INTERMEDIATE BOND FUND--CLASS B SHARES

                                                 CLASS B SHARES
                          -----------------------------------------------------------------
                                                                               JANUARY 25,
                                                                                   1993
                                                                                (COMMENCE-
                                                                                 MENT OF
                                                                                  CLASS
                                                     SIX MONTHS                OPERATIONS)
                            YEAR ENDED JUNE 30,        ENDED       YEAR ENDED    THROUGH
                          -------------------------   JUNE 30,    DECEMBER 31, DECEMBER 31,
                           1998     1997     1996     1995(C)         1994         1993
                          -------  -------  -------  ----------   ------------ ------------
PER SHARE DATA:
NET ASSET VALUE
 BEGINNING OF PERIOD....    $9.85    $9.84   $10.04     $9.54        $10.44       $10.57
                          -------  -------  -------   -------       -------       ------
Income from investment
 operations:
 Net investment income..     0.52     0.54     0.55      0.28          0.58         0.58
 Net realized and
  unrealized gain (loss)
  on investments........     0.07     0.01    (0.19)     0.50         (0.92)        0.05
                          -------  -------  -------   -------       -------       ------
Total from investment
 operations.............     0.59     0.55     0.36      0.78         (0.34)        0.63
                          -------  -------  -------   -------       -------       ------
Less distributions to
 shareholders from:
 Net investment income..    (0.52)   (0.54)   (0.56)    (0.28)        (0.56)       (0.58)
 Net realized gains on
  investments...........        0        0        0         0             0        (0.18)
                          -------  -------  -------   -------       -------       ------
Total distributions.....    (0.52)   (0.54)   (0.56)    (0.28)        (0.56)       (0.76)
                          -------  -------  -------   -------       -------       ------
Net asset value end of
 period.................    $9.92    $9.85    $9.84    $10.04         $9.54       $10.44
                          =======  =======  =======   =======       =======       ======
TOTAL RETURN(A).........    6.11%    5.78%    3.62%     8.31%        (3.33%)       6.08%
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Expenses...............    1.70%    1.62%    1.69%     1.67%(b)      1.50%        1.57%(b)
 Expenses excluding
  indirectly paid
  expenses..............    1.70%    1.62%       --        --            --           --
 Net investment income..    5.23%    5.48%    5.45%     5.68%(b)      5.75%        5.42%(b)
Portfolio turnover
 rate...................      68%      45%      76%       34%           48%          73%
NET ASSETS END OF PERIOD
 (THOUSANDS)............  $22,689  $22,237  $21,006   $17,366       $17,625       $8,876

EVERGREEN SHORT-INTERMEDIATE BOND FUND--CLASS C SHARES

                                              CLASS C SHARES
                               ------------------------------------------------
                                                                   SEPTEMBER 6,
                                                                       1994
                                                                    (COMMENCE-
                                                                     MENT OF
                                                                      CLASS
                                                       SIX MONTHS  OPERATIONS)
                               YEAR ENDED JUNE 30,       ENDED       THROUGH
                               ----------------------   JUNE 30,   DECEMBER 31,
                                1998    1997    1996    1995(C)        1994
                               ------  ------  ------  ----------  ------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF
 PERIOD.......................  $9.85   $9.84  $10.05     $9.55        $9.85
                               ------  ------  ------    ------       ------
Income from investment
 operations:
 Net investment income........   0.52    0.54    0.55      0.26         0.18
 Net realized and unrealized
  gain (loss) on investments..   0.07    0.01   (0.20)     0.50        (0.30)
                               ------  ------  ------    ------       ------
Total from investment
 operations...................   0.59    0.55    0.35      0.76        (0.12)
                               ------  ------  ------    ------       ------
Less distributions to
 shareholders from:
 Net investment income........  (0.52)  (0.54)  (0.56)    (0.26)       (0.18)
                               ------  ------  ------    ------       ------
Total distributions...........  (0.52)  (0.54)  (0.56)    (0.26)       (0.18)
                               ------  ------  ------    ------       ------
Net asset value end of
 period.......................  $9.92   $9.85   $9.84    $10.05        $9.55
                               ======  ======  ======    ======       ======
TOTAL RETURN(A)...............  6.11%   5.77%   3.51%     8.23%       (1.27%)
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses.....................  1.70%   1.62%   1.69%     1.67%(b)     1.65%(b)
 Expenses excluding indirectly
  paid expenses...............  1.70%   1.62%      --        --           --
 Net investment income........  5.25%   5.47%   5.46%     5.69%(b)     5.87%(b)
Portfolio turnover rate.......    68%     45%     76%       34%          48%
NET ASSETS END OF PERIOD
 (THOUSANDS).................. $1,143  $1,029  $1,155    $  527       $  512

-------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) The Fund changed its fiscal year end from December 31 to June 30.

EVERGREEN INTERMEDIATE-TERM GOVERNMENT SECURITIES FUND--CLASS A AND B

                                      CLASS A SHARES                         CLASS B SHARES
                          ------------------------------------------ --------------------------------
                                                       MAY 2, 1995                   FEBRUARY 9, 1996
                                                      (COMMENCEMENT                   (COMMENCEMENT
                                             TEN         OF CLASS                        OF CLASS
                            YEAR ENDED      MONTHS     OPERATIONS)    YEAR ENDED       OPERATIONS)
                             JUNE 30,       ENDED        THROUGH       JUNE 30,          THROUGH
                          ---------------  JUNE 30,     AUGUST 31,   --------------      JUNE 30,
                           1998     1997   1996(C)         1995       1998    1997         1996
                          -------  ------  --------   -------------- ------  ------  ----------------
PER SHARE DATA:
NET ASSET VALUE
 BEGINNING OF PERIOD....   $10.02   $9.99   $10.15         $9.95     $10.02   $9.99       $10.38
                          -------  ------   ------        ------     ------  ------       ------
Income from investment
 operations:
 Net investment income..     0.55    0.55     0.46          0.19       0.46    0.45         0.18
 Net realized and
  unrealized gain (loss)
  on investments........     0.19    0.03    (0.16)         0.20       0.19    0.04        (0.39)
                          -------  ------   ------        ------     ------  ------       ------
Total from investment
 operations.............     0.74    0.58     0.30          0.39       0.65    0.49        (0.21)
                          -------  ------   ------        ------     ------  ------       ------
Less distributions from:
 Net investment income..    (0.55)  (0.55)   (0.46)        (0.19)     (0.46)  (0.46)       (0.18)
                          -------  ------   ------        ------     ------  ------       ------
Total distributions.....    (0.55)  (0.55)   (0.46)        (0.19)     (0.46)  (0.46)       (0.18)
                          -------  ------   ------        ------     ------  ------       ------
Net asset value end of
 period.................   $10.21  $10.02    $9.99        $10.15     $10.21  $10.02        $9.99
                          =======  ======   ======        ======     ======  ======       ======
TOTAL RETURN(A).........    7.55%   6.00%    3.00%         3.90%      6.57%   5.03%       (1.99%)
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Expenses...............    0.83%   0.86%    0.81%(b)      0.80%(b)   1.82%   1.81%        1.80%(b)
 Expenses excluding
  indirectly paid
  expenses..............    0.83%   0.86%      --            --       1.82%   1.81%          --
 Expenses excluding
  waivers and
  reimbursements........    1.02%   0.94%    1.06%(b)      1.34%(b)   1.82%   1.89%        1.91%(b)
 Net investment income..    5.39%   5.47%    5.49%(b)      5.42%(b)   4.49%   4.53%        4.62%(b)
 Portfolio turnover
  rate..................      45%     68%      28%           45%        45%     68%          28%
NET ASSETS END OF PERIOD
 (THOUSANDS)............  $81,034    $571     $497            $9     $1,052    $742         $359

EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND--CLASS C

                                                      CLASS C SHARES
                                               --------------------------------
                                                                 APRIL 10, 1996
                                                                 (COMMENCEMENT
                                                                    OF CLASS
                                                YEAR ENDED        OPERATIONS)
                                                 JUNE 30,           THROUGH
                                               ----------------     JUNE 30,
                                                1998      1997        1996
                                               ------    ------  --------------
PER SHARE DATA:
NET ASSET VALUE BEGINNING OF PERIOD........... $10.02     $9.99      $10.01
                                               ------    ------      ------
Income from investment operations:
 Net investment income........................   0.45(c)   0.40        0.11
 Net realized and unrealized gain (loss) on
  investments.................................   0.20      0.09       (0.02)
                                               ------    ------      ------
Total from investment operations..............   0.65      0.49        0.09
                                               ------    ------      ------
Less distributions from:
 Net investment income........................  (0.46)    (0.46)      (0.11)
                                               ------    ------      ------
Total distributions...........................  (0.46)    (0.46)      (0.11)
                                               ------    ------      ------
Net asset value end of period................. $10.21    $10.02       $9.99
                                               ======    ======      ======
TOTAL RETURN(A)...............................  6.57%     5.03%       0.89%
                                               ======    ======      ======
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net assets:
 Expenses.....................................  1.83%     1.81%       1.80%(b)
 Expenses excluding indirectly paid expenses..  1.83%     1.81%         --
 Expenses excluding waivers and
  reimbursements..............................  1.83%     1.90%       1.91%(b)
 Net investment income........................  4.54%     4.53%       4.47%(b)
 Portfolio turnover rate......................    45%       68%         28%
NET ASSETS END OF PERIOD (THOUSANDS)..........   $126       $12         $32

-------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) The Fund changed its fiscal year end from August 31 to June 30.

EVERGREEN CAPITAL PRESERVATION AND INCOME FUND--CLASS A SHARES

                                                                       DECEMBER 30, 1994
                                                                        (COMMENCEMENT OF
                                          NINE MONTHS     YEAR ENDED   CLASS OPERATIONS)
                           YEAR ENDED        ENDED       SEPTEMBER 30,      THROUGH
                          JUNE 30, 1998 JUNE 30, 1997(D)    1996(C)    SEPTEMBER 30, 1995
                          ------------- ---------------- ------------- ------------------
PER SHARE DATA:
NET ASSET VALUE
 BEGINNING OF PERIOD....       $9.80          $9.74           $9.68           $9.51
                             -------        -------         -------         -------
Income from investment
 operations:
 Net investment income..        0.57           0.46            0.61            0.46
 Net realized and
  unrealized gain on
  investments...........       (0.07)          0.03            0.01            0.14
                             -------        -------         -------         -------
Total from investment
 operations.............        0.50           0.49            0.62            0.60
                             -------        -------         -------         -------
Less distributions from:
 Net investment income..       (0.56)         (0.42)          (0.53)          (0.42)
 In excess of net
  investment income.....       (0.01)         (0.01)              0           (0.01)
 Tax basis return of
  capital...............           0              0           (0.03)              0
                             -------        -------         -------         -------
Total distributions.....       (0.57)         (0.43)          (0.56)          (0.43)
                             -------        -------         -------         -------
Net asset value end of
 period.................       $9.73          $9.80           $9.74           $9.68
                             =======        =======         =======         =======
TOTAL RETURN(A).........       5.24%          5.12%           6.56%           6.36%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............       0.87%          0.92%(b)        0.91%           0.86%(b)
 Expenses excluding
  indirectly paid
  expenses..............       0.87%          0.90%(b)        0.90%           0.82%(b)
 Expenses excluding
  waivers and
  reimbursements........       1.29%          1.47%(b)        1.33%           1.27%(b)
 Net investment income..       5.77%          6.24%(b)        6.31%           6.37%(b)
Portfolio turnover
 rate...................         88%            52%             74%             67%
NET ASSETS END OF PERIOD
 (THOUSANDS)............     $18,022        $15,751         $22,684         $19,293

-------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from September 30 to June 30.

EVERGREEN CAPITAL PRESERVATION AND INCOME FUND--CLASS B SHARES

                                                                                                 JULY 1, 1991
                                                                                                  (COMMENCE-
                                                                                                    MENT OF
                                                                                                     CLASS
                                     NINE MONTHS                                                  OPERATIONS)
                          YEAR ENDED    ENDED             YEAR ENDED SEPTEMBER 30,                  THROUGH
                           JUNE 30,   JUNE 30,    ---------------------------------------------  SEPTEMBER 30,
                             1998      1997(D)    1996(C)   1995     1994      1993      1992        1991
                          ---------- -----------  -------  -------  -------  --------  --------  -------------
PER SHARE DATA:
NET ASSET VALUE
 BEGINNING OF PERIOD....     $9.81       $9.75      $9.68    $9.62    $9.91     $9.88    $10.06      $10.00
                           -------     -------    -------  -------  -------  --------  --------     -------
Income from investment
 operations:
 Net investment income..      0.49        0.39       0.55     0.52     0.47      0.45      0.58        0.18
 Net realized and
  unrealized gain (loss)
  on investments........     (0.07)       0.04       0.01     0.03    (0.41)    (0.05)    (0.21)       0.06
                           -------     -------    -------  -------  -------  --------  --------     -------
Total from investment
 operations.............      0.42        0.43       0.56     0.55     0.06      0.40      0.37        0.24
                           -------     -------    -------  -------  -------  --------  --------     -------
Less distributions from:
 Net investment income..     (0.48)      (0.36)     (0.46)   (0.48)   (0.34)    (0.37)    (0.55)      (0.18)
 In excess of net
  investment income.....     (0.01)      (0.01)         0    (0.01)   (0.01)        0         0           0
 Tax basis return of
  capital...............         0           0      (0.03)       0        0         0         0           0
                           -------     -------    -------  -------  -------  --------  --------     -------
Total distributions.....     (0.49)      (0.37)     (0.49)   (0.49)   (0.35)    (0.37)    (0.55)      (0.18)
                           -------     -------    -------  -------  -------  --------  --------     -------
Net asset value end of
 period.................     $9.74       $9.81      $9.75    $9.68    $9.62     $9.91     $9.88      $10.06
                           =======     =======    =======  =======  =======  ========  ========     =======
TOTAL RETURN(A).........     4.42%       4.53%      5.90%    5.81%    0.58%     4.16%     3.71%       2.43%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............     1.65%       1.67%(b)   1.63%    1.53%    1.50%     1.50%     1.36%       1.19%(b)
 Expenses excluding
  indirectly paid
  expenses..............     1.65%       1.65%(b)   1.62%    1.50%       --        --        --          --
 Expenses excluding
  waivers and
  reimbursements........     2.10%       2.23%(b)   2.09%    2.09%    1.93%     1.94%     2.03%       3.19%(b)
 Net investment income..     5.07%       5.52%(b)   5.63%    5.46%    4.05%     4.44%     5.50%       6.42%(b)
Portfolio turnover
 rate...................       88%         52%        74%      67%      34%       60%       41%          2%
NET ASSETS END OF PERIOD
 (THOUSANDS)............   $26,056     $32,694    $44,096  $62,998  $95,761  $144,725  $186,742     $25,769

-------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from September 30 to June 30.

EVERGREEN CAPITAL PRESERVATION AND INCOME FUND--CLASS C SHARES

                                                                                   FEBRUARY 1, 1993
                                                              YEAR ENDED           (COMMENCEMENT OF
                                          NINE MONTHS        SEPTEMBER 30,        CLASS OPERATIONS)
                           YEAR ENDED        ENDED       -----------------------       THROUGH
                          JUNE 30, 1998 JUNE 30, 1997(D) 1996(C)   1995    1994   SEPTEMBER 30, 1993
                          ------------- ---------------- -------  ------  ------  ------------------
PER SHARE DATA:
NET ASSET VALUE
 BEGINNING OF PERIOD....      $9.80           $9.74       $9.67    $9.60   $9.90         $9.82
                             ------          ------      ------   ------  ------        ------
Income from investment
 operations:
 Net investment income..       0.49            0.40        0.54     0.52    0.40          0.23
 Net realized and
  unrealized gain (loss)
  on investments........      (0.06)           0.03        0.02     0.04   (0.35)         0.09
                             ------          ------      ------   ------  ------        ------
Total from investment
 operations.............       0.43            0.43        0.56     0.56    0.05          0.32
                             ------          ------      ------   ------  ------        ------
Less distributions from:
 Net investment income..      (0.48)          (0.36)      (0.46)   (0.48)  (0.34)        (0.24)
 In excess of net
  investment income.....      (0.01)          (0.01)          0    (0.01)  (0.01)            0
 Tax basis return of
  capital...............          0               0       (0.03)       0       0             0
                             ------          ------      ------   ------  ------        ------
Total distributions.....      (0.49)          (0.37)      (0.49)   (0.49)  (0.35)        (0.24)
                             ------          ------      ------   ------  ------        ------
Net asset value end of
 period.................      $9.74           $9.80       $9.74    $9.67   $9.60         $9.90
                             ======          ======      ======   ======  ======        ======
TOTAL RETURN(A).........       4.53%           4.53%       5.91%    5.93%   0.48%         3.28%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............       1.65%           1.67%(b)    1.64%    1.53%   1.50%         1.50%(b)
 Expenses excluding
  indirectly paid
  expenses..............       1.65%           1.65%(b)    1.62%    1.50%     --            --
 Expenses excluding
  waivers and
  reimbursements........       2.09%           2.23%(b)    2.09%    2.08%   1.94%         1.67%(b)
 Net investment income..       5.05%           5.53%(b)    5.60%    5.51%   4.08%         2.91%(b)
Portfolio turnover
 rate...................         88%             52%         74%      67%     34%           60%
NET ASSETS END OF PERIOD
 (THOUSANDS)............     $3,972          $4,105      $4,152   $2,755  $2,874        $2,077

-------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from September 30 to June 30.

EVERGREEN INTERMEDIATE TERM BOND FUND--CLASS A SHARES

                                           CLASS A SHARES
                          ----------------------------------------------------
                                       ELEVEN MONTHS
                          YEAR ENDED       ENDED       YEAR ENDED JULY 31,
                           JUNE 30,      JUNE 30,    -------------------------
                             1998         1997(D)     1996     1995     1994
                          ----------   ------------- -------  -------  -------
PER SHARE DATA
NET ASSET VALUE
 BEGINNING OF PERIOD....      $8.93         $8.73      $8.88    $8.84    $9.46
                           --------       -------    -------  -------  -------
Income from investment
 operations:
 Net investment income..       0.57(c)       0.54       0.59     0.63     0.57(c)
 Net realized and
  unrealized gain (loss)
  on investments, closed
  futures contracts and
  foreign currency
  related transactions..       0.20          0.18      (0.16)    0.02    (0.59)
                           --------       -------    -------  -------  -------
Total from investment
 operations.............       0.77          0.72       0.43     0.65    (0.02)
                           --------       -------    -------  -------  -------
Less distributions from:
 Net investment income..      (0.61)        (0.52)     (0.58)   (0.57)   (0.57)
 In excess of net
  investment income.....      (0.01)            0          0    (0.04)   (0.02)
 Tax basis return of
  capital...............          0             0          0        0    (0.01)
                           --------       -------    -------  -------  -------
Total distributions.....      (0.62)        (0.52)     (0.58)   (0.61)   (0.60)
                           --------       -------    -------  -------  -------
Net asset value end of
 period.................      $9.08         $8.93      $8.73    $8.88    $8.84
                           ========       =======    =======  =======  =======
TOTAL RETURN(A).........      8.82%         8.40%      4.95%    7.76%   (0.29%)
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Expenses...............      1.11%         1.12%(b)   1.10%    1.00%    1.00%
 Expenses excluding
  indirectly paid
  expenses..............      1.10%         1.10%(b)   1.08%       --       --
 Expenses excluding
  waivers and
  reimbursements........      1.44%         1.58%(b)   1.54%    1.48%    1.80%
 Net investment income..      6.00%         6.43%(b)   6.57%    7.13%    6.81%
Portfolio turnover
 rate...................       331%          179%       231%     149%     280%
NET ASSETS END OF PERIOD
 (THOUSANDS)............   $123,723       $10,341    $12,958  $14,558  $16,036

                                           CLASS A SHARES
                           ----------------------------------------------------
                                         YEAR ENDED JULY 31,
                           ----------------------------------------------------
                            1993     1992     1991     1990     1989     1988
                           -------  -------  -------  -------  -------  -------
PER SHARE DATA
NET ASSET VALUE BEGINNING
 OF PERIOD...............    $9.23    $8.64    $8.60    $9.11    $9.05    $9.61
                           -------  -------  -------  -------  -------  -------
Income from investment
 operations:
 Net investment income...     0.70     0.71     0.72     0.67     0.69     0.72
 Net realized and
  unrealized gain (loss)
  on investments, closed
  futures contracts and
  foreign currency
  related transactions...     0.18     0.60     0.05    (0.45)    0.10    (0.45)
                           -------  -------  -------  -------  -------  -------
Total from investment
 operations..............     0.88     1.31     0.77     0.22     0.79     0.27
                           -------  -------  -------  -------  -------  -------
Less distributions from:
 Net investment income...    (0.65)   (0.71)   (0.72)   (0.70)   (0.73)   (0.83)
 In excess of net
  investment income......        0    (0.01)   (0.01)   (0.03)       0        0
 Tax basis return of
  capital................        0        0        0        0        0        0
                           -------  -------  -------  -------  -------  -------
Total distributions......    (0.65)   (0.72)   (0.73)   (0.73)   (0.73)   (0.83)
                           -------  -------  -------  -------  -------  -------
Net asset value end of
 period..................    $9.46    $9.23    $8.64    $8.60    $9.11    $9.05
                           =======  =======  =======  =======  =======  =======
TOTAL RETURN(A)..........    9.88%   15.65%    9.42%    2.71%    9.13%    2.95%
RATIOS/SUPPLEMENTAL DATA:
Ratios to average net
 assets:
 Expenses................    1.52%    1.88%    2.00%    2.00%    1.92%    1.30%
 Expenses excluding
  indirectly paid
  expenses...............       --       --       --       --       --       --
 Expenses excluding
  waivers and
  reimbursements.........    1.99%    1.88%    2.06%    2.33%    2.19%    2.65%
 Net investment income...    7.48%    7.85%    8.42%    7.90%    7.88%    7.48%
Portfolio turnover rate..     160%      90%      76%     107%     148%     208%
NET ASSETS END OF PERIOD
 (THOUSANDS).............  $18,032  $19,288  $20,227  $23,694  $30,337  $38,615

-------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from July 31 to June 30.

EVERGREEN INTERMEDIATE TERM BOND FUND--CLASS B SHARES

                                                   CLASS B SHARES
                          ------------------------------------------------------------------------
                                                                                  FEBRUARY 1, 1993
                                       ELEVEN MONTHS       YEAR ENDED             (DATE OF INITIAL
                          YEAR ENDED       ENDED            JULY 31,              PUBLIC OFFERING)
                           JUNE 30,      JUNE 30,    -------------------------        THROUGH
                             1998         1997(D)     1996     1995     1994       JULY 31, 1993
                          ----------   ------------- -------  -------  -------    ----------------
PER SHARE DATA
NET ASSET VALUE
 BEGINNING OF PERIOD....     $8.95          $8.74      $8.89    $8.85    $9.47          $9.35
                           -------        -------    -------  -------  -------         ------
Income from investment
 operations:
 Net investment income..      0.48(c)        0.47       0.52     0.56     0.49(c)        0.29
 Net realized and
  unrealized gain (loss)
  on investments, closed
  futures contracts and
  foreign currency
  related transactions..      0.21           0.20      (0.16)    0.02    (0.58)          0.12
                           -------        -------    -------  -------  -------         ------
Total from investment
 operations.............      0.69           0.67       0.36     0.58    (0.09)          0.41
                           -------        -------    -------  -------  -------         ------
Less distributions from:
 Net investment income..     (0.54)         (0.46)     (0.51)   (0.51)   (0.49)         (0.29)
 In excess of net
  investment income.....     (0.01)             0          0    (0.03)   (0.03)             0
 Tax basis return of
  capital...............         0              0          0        0    (0.01)             0
                           -------        -------    -------  -------  -------         ------
Total distributions.....     (0.55)         (0.46)     (0.51)   (0.54)   (0.53)         (0.29)
                           -------        -------    -------  -------  -------         ------
Net asset value end of
 period.................     $9.09          $8.95      $8.74    $8.89    $8.85          $9.47
                           =======        =======    =======  =======  =======         ======
TOTAL RETURN(A).........     7.89%          7.81%      4.10%    6.87%   (1.05%)         4.42%
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Expenses...............     1.86%          1.87%(b)   1.85%    1.75%    1.75%          1.76%(b)
 Expenses excluding
  indirectly paid
  expenses..............     1.85%          1.85%(b)   1.83%       --       --             --
 Expenses excluding
  waivers and
  reimbursements........     2.22%          2.35%(b)   2.32%    2.21%    2.36%          2.71%(b)
 Net investment income..     5.28%          5.68%(b)   5.82%    6.38%    5.48%          5.67%(b)
Portfolio turnover
 rate...................      331%           179%       231%     149%     280%           160%
NET ASSETS END OF PERIOD
 (THOUSANDS)............   $10,763        $11,368    $16,034  $17,985  $17,819         $8,159

EVERGREEN INTERMEDIATE TERM BOND FUND--CLASS C SHARES

                                                   CLASS C SHARES
                          ----------------------------------------------------------------------
                                                                                FEBRUARY 1, 1993
                                      ELEVEN MONTHS       YEAR ENDED            (DATE OF INITIAL
                          YEAR ENDED      ENDED            JULY 31,             PUBLIC OFFERING)
                           JUNE 30,     JUNE 30,    ------------------------        THROUGH
                             1998        1997(D)     1996    1995     1994       JULY 31, 1993
                          ----------  ------------- ------  -------  -------    ----------------
PER SHARE DATA
NET ASSET VALUE
 BEGINNING OF PERIOD....     $8.94        $8.74      $8.89    $8.85    $9.46          $9.35
                            ------       ------     ------  -------  -------         ------
Income from investment
 operations:
 Net investment income..      0.49(c)      0.46       0.52     0.55     0.49(c)        0.29
 Net realized and
  unrealized gain (loss)
  on investments, closed
  futures contracts and
  foreign currency
  related transactions..      0.21         0.20      (0.16)    0.03    (0.57)          0.11
                            ------       ------     ------  -------  -------         ------
Total from investment
 operations.............      0.70         0.66       0.36     0.58    (0.08)          0.40
                            ------       ------     ------  -------  -------         ------
Less distributions from:
 Net investment income..     (0.54)       (0.46)     (0.51)   (0.51)   (0.49)         (0.29)
 In excess of net
  investment income.....     (0.01)           0          0    (0.03)   (0.03)             0
 Tax basis return of
  capital...............         0            0          0        0    (0.01)             0
                            ------       ------     ------  -------  -------         ------
Total distributions.....     (0.55)       (0.46)     (0.51)   (0.54)   (0.53)         (0.29)
                            ------       ------     ------  -------  -------         ------
Net asset value end of
 period.................     $9.09        $8.94      $8.74    $8.89    $8.85          $9.46
                            ======       ======     ======  =======  =======         ======
TOTAL RETURN(A).........     8.01%        7.70%      4.10%    6.87%   (0.95%)         4.31%
RATIOS/SUPPLEMENTAL
 DATA:
Ratios to average net
 assets:
 Expenses...............     1.86%        1.87%(b)   1.85%    1.75%    1.75%          1.77%(b)
 Expenses excluding
  indirectly paid
  expenses..............     1.85%        1.85%(b)   1.83%       --       --             --
 Expenses excluding
  waivers and
  reimbursements........     2.21%        2.35%(b)   2.31%    2.23%    2.37%          2.61%(b)
 Net investment income..     5.26%        5.68%(b)   5.82%    6.37%    5.44%          5.61%(b)
Portfolio turnover
 rate...................      331%         179%       231%     149%     280%           160%
NET ASSETS END OF PERIOD
 (THOUSANDS)............    $5,439       $7,259     $9,084  $10,185  $13,086         $7,522

-------
(a) Excluding applicable sales charges.
(b) Annualized.
(c) Calculation based on average shares outstanding.
(d) The Fund changed its fiscal year end from July 31 to June 30.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objectives are nonfundamental; as a result a Fund may change its objectives without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. These fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objectives will be achieved.

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are discussed in "Investment Practices and Restrictions" below.

EVERGREEN SHORT-INTERMEDIATE BOND FUND

     The objective of EVERGREEN SHORT-INTERMEDIATE BOND FUND is to attain a high level of current income, with capital growth as a secondary objective. The Fund invests in a broad range of investment grade debt securities. The Fund is suitable for conservative investors who want attractive income and permits them to participate in a broad portfolio of fixed income securities rather than purchasing a single issue.

     The Fund will invest at least 65% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard & Poor's Ratings Services ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A and Baa), by Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB) or, if not rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment advisor. The Fund may invest the remaining 35% of its assets in lower rated bonds, but it will not invest in bonds rated below B. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

     Debt securities may include fixed, adjustable rate, zero coupon, or stripped securities, debentures, notes, U.S. government securities, and debt securities convertible into, or exchangeable for, preferred or common stock. Debt securities may also include mortgage-backed and asset-backed securities. See "Investment Practices and Restrictions," below. The duration of the securities will not exceed 10 years. The Fund intends to maintain a dollar-weighted average maturity of 5 years or less.

     In normal market conditions the Fund may invest up to 20% of its assets in money market instruments consisting of: (1) high grade commercial paper, including master demand notes; (2) obligations of banks or savings and loan associations having at least $1 billion in deposits, including certificates of deposit and bankers' acceptances; (3) A-rated or better corporate obligations;
(4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government; and (5) repurchase agreements collateralized by any security listed above.

     The types of U.S. government securities in which the Fund may invest include: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation ("FHLMC"); Federal National Mortgage Association ("FNMA"); Government National Mortgage Association ("GNMA"); Student Loan Marketing Association; Tennessee Valley Authority; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; and National Credit Union Administration (collectively, "U.S. government securities"). Some U.S. government agency obligations are backed by the full faith and credit of the U.S. Treasury. Others in which the Fund may invest are supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

     The Fund may also invest up to 20% of its assets in foreign securities or U.S. securities traded in foreign markets in order to provide further diversification. The Fund may also invest in preferred stock; units which are debt securities with stock or warrants attached; and obligations denominated in foreign currencies. In making these decisions, the Fund's investment advisor will consider such factors as the condition and growth potential of various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. See "Investment Practices and Restrictions"--"Foreign Investments."

     The Fund may enter into dollar rolls in which the Fund sells income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on such securities. The Fund is compensated by the difference between the current sales price and forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls are treated by the Fund in the same manner as reverse repurchase agreements for leverage purposes.

EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND

     The investment objective of EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND is to preserve principal value and maintain a high degree of liquidity while providing current income.

     The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government, receipts evidencing separately traded principal and interest components of U.S. government obligations, obligations of supranational entities and repurchase agreements involving any of such obligations. No more than 35% of the Fund's assets may be invested in receipts, obligations of supranational entities and repurchase agreements involving such securities.

     The Fund will maintain an average weighted remaining maturity of approximately three to ten years, although under normal conditions the investment advisor expects to maintain an average maturity of three to six years. No remaining maturity will exceed ten years. The investment advisor may vary the average maturity substantially in anticipation of a change in the interest rate environment.

     The U.S. government obligations that the Fund may acquire include securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency. The primary issuers of these mortgage-backed securities are GNMA, FNMA and FHLMC. The only agency which may actually guarantee principal or interest is GNMA. Mortgage-backed securities are in most cases "pass through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificates. The mortgages backing these securities include conventional thirty-year fixed rate mortgages. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than comparable bonds. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund will reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. For purposes of complying with the Fund's investment policy of acquiring securities with remaining maturity of ten years or less, the investment advisor will use the expected life of a mortgage-backed security.

EVERGREEN CAPITAL PRESERVATION AND INCOME FUND

     The investment objective of EVERGREEN CAPITAL PRESERVATION AND INCOME FUND is to seek a high level of current income consistent with low volatility of principal.

     Under ordinary circumstances, the Fund invests at least 65% of its assets in loan pool securities ("Loan Pool(s)") or in mortgage securities or other securities collateralized by, or representing an interest in, a pool of mortgages (collectively, "Mortgage Securities") that have interest rates that reset at periodic intervals and are issued or guaranteed by the U.S. government, its agencies or instrumentalities.

     The Fund may also invest in (i) securities rated AAA by S&P, Moody's and/or Fitch or, if not rated or rated under a different system, believed by the Fund's investment advisor to be of comparable quality, and (ii) high grade commercial paper of United States or foreign issuers. The Fund may invest up to 20% of its assets in the foregoing investments.

     The Fund does not attempt to maintain a constant price per share. However, the Fund does follow a strategy that seeks to minimize changes in its net asset value per share by investing primarily in adjustable-rate securities, whose interest rates are periodically reset when market rates change. The average dollar weighted reset period of adjustable-rate securities held by the Fund will not exceed one year. The Fund seeks to provide a relatively stable net asset value while providing high current income relative to high quality, short-term investment alternatives.

     By investing primarily in Mortgage Securities and Loan Pools with adjustable rates of interest that are issued or guaranteed by the U.S. government, its agencies or instrumentalities, the Fund will achieve a less volatile net asset value per share than is characteristic of mutual funds that invest primarily in U.S. government securities paying a fixed-rate of interest.

     Unlike fixed rate mortgages and loans, adjustable-rate mortgage securities ("ARMS") and adjustable-rate Loan Pools ("AR Loan Pools") allow the Fund to participate in increases in interest rates through periodic adjustments in the coupons of the underlying mortgages or loans, resulting in both higher current yields and lower price fluctuations in the Fund's net asset value per share. The Fund is also affected by decreases in interest rates through periodic decreases in the coupons of the underlying mortgages or loans resulting in lower income to the Fund. This downward adjustment results in lower price fluctuations in the net asset value per share in a decreasing interest rate environment. As the interest rates on the mortgages or loans underlying the Fund's investments are reset periodically, coupons of portfolio securities will gradually align themselves to reflect changes in market rates and should cause the net asset value per share of the Fund to fluctuate less dramatically than it would if the Fund invested in more traditional long-term, fixed-rate mortgages.

     The portion of the Fund that is not invested in ARMS and AR Loan Pools is intended to add incremental yield from changes in market rates without materially increasing the volatility of the net asset value per share. As a result, the overall impact on the Fund of this portion of the Fund's portfolio is expected to be neutral in terms or price risk.

     The Fund may invest in GNMA, FNMA and FHLMC fixed-rate mortgage securities. The expected price behavior of fixed-rate GNMA, FNMA and FHLMC mortgage securities is like that of other fixed rate debt securities in that their principal value rises as market interest rates fall and declines as market interest rates rise. (See "Investment Practices and Restrictions--Risks of Asset-Backed Securities").

     The Fund may invest in fixed-rate and adjustable-rate collateralized mortgage obligations ("CMOs"), including CMOs with rates that move inversely to market rates. CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). The Fund may invest in CMOs that are either issued by and guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, or are issued by private issuers. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed.

EVERGREEN INTERMEDIATE TERM BOND FUND

     The Fund seeks current income by investing primarily in a broad range of investment quality debt securities. As a secondary objective, the Fund seeks to protect capital. Where appropriate the Fund will take advantage of opportunities to realize capital appreciation.

     The Fund seeks current income by normally investing at least 80% of its assets in debt securities including U.S. Treasury bills, notes and bonds; mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued by private issuers; corporate debt securities; and commercial paper. The Fund's debt securities may also include fixed and adjustable-rate or stripped bonds, debentures, notes, equipment trust certificates and debt securities convertible into, or exchangeable for, preferred or common stock. The Fund may also invest in units, which are debt securities with stock or warrants to buy stock attached, and preferred stock.

     Under ordinary circumstances, the Fund expects to invest at least 65% of its assets in bonds and debentures. The Fund will invest in securities that, at the time of investment, are rated within the four highest grades by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa) or by Fitch (AAA, AA, A and BBB), or if not rated or rated under a different system, are of comparable quality to obligations so rated, as determined by its investment advisor. The Fund may invest up to 25% of its assets in below-investment grade securities having a rating range of BB to CCC by S&P and Fitch and Ba to Caa by Moody's, or if unrated or rated under a different system, believed by its investment advisor to be of comparable quality (commonly known as "junk bonds"). Securities rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. For more information on below-investment grade securities, see the SAI.

     The Fund may also invest up to 50% of its assets in securities that are principally traded in securities markets located outside the United States.

     The Fund currently expects that the dollar weighted average maturity of its investments will range from three to seven years. However, the Fund may invest in securities with remaining maturities of ten years or less.

     Bonds which are rated BBB or Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and may have speculative characteristics.

     When the Fund buys securities, it will consider the ratings of Moody's, S&P, and Fitch assigned to various debt securities as well as many other factors, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. The Fund will adjust its investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what it believes to be short-term differentials in market values or yield disparities.

Other Eligible Securities. The Fund may invest up to 20% of its total assets under ordinary circumstances and, when in its investment advisor's opinion market conditions warrant, up to 100% of its assets for temporary defensive purposes in the following types of money market instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1, the highest grade by S&P, P-1, the highest grade by Moody's or, if not rated by such services, is issued by a company which at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets that are members of the Federal Deposit Insurance Corporation including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations which at the date of investment are rated A or better by S&P or Moody's; and
(4) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond prices move inversely to interest rates, i.e. as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which each Fund may invest, may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of each Fund's investment advisor, market conditions warrant a temporary defensive investment strategy.

     EVERGREEN CAPITAL PRESERVATION AND INCOME FUND may invest up to 35% of its assets under ordinary circumstances and, when in its investment advisors opinion market conditions warrant, up to 100% of its assets for temporary defensive purposes in the following instruments: obligations of the U.S. government, its agencies or instrumentalities, including the Federal Home Loan Banks, FNMA, GNMA, Bank for Cooperatives (including Central Bank for Cooperatives), Federal Land Banks, Federal Intermediate Credit Banks, Tennessee Valley Authority, Export-Import Bank of the United States, Commodity Credit Corporation, Federal Financing Bank, The Student Loan Marketing Association, FHLMC, Small Business Administration or the National Credit Union Administration.

Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after a Fund has purchased it, a Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. Each Fund's investment advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furthurance of its investment objective.

Securities Lending. In order to generate additional income, a Fund may lend up to 33 1/3% of its portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Options And Futures. The Funds may buy and sell futures and options on futures relating to individual securities and indices and EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may also buy and sell futures and options on futures relating to foreign currencies. Such transactions may be entered into only in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, and the Funds do not use these transactions for speculation or leverage.

     A Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also write covered call options on its portfolio securities to attempt to increase current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Fund may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

     EVERGREEN SHORT-INTERMEDIATE BOND FUND may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund may also write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than its current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If a Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during a Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest rates, exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Funds may sell or purchase currency or other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, a Fund sells futures contracts in order to offset a possible decline in the profit on its securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may enter into closing purchase and sale transactions in order to terminate a futures contract. A Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that a Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If a Fund is not able to enter into an offsetting transaction, a Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

Risk Characteristics Of Options And Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds' investment advisors could be incorrect in their expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds' investment advisors correctly predict interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds' investment advisors will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, a Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Zero-Coupon And Stripped Securities. EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN INTERMEDIATE TERM BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND may invest in zero-coupon and stripped securities. Zero-coupon securities in which the Funds may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Funds may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment banking firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities". Under the STRIPS program, the Funds will be able to have their beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Foreign Investments. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may invest in foreign securities or securities denominated in or indexed to foreign currencies. In addition, EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign currencies. Foreign securities may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment advisor before making any of these types of investments.

Foreign Currency Transactions. As discussed above, the EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may invest in securities of foreign issuers. When a Fund invests in foreign securities, they usually will be denominated in foreign currencies, and a Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Funds will deliver or receive when the contract is completed) is fixed when a Fund enters into the contract. The Funds usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Funds intend to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Funds expect a decrease in the value of the currency in which the foreign security is denominated. Although the Funds will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investment denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by a Fund. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.

Risk Characteristics Of Asset-Backed Securities. The Funds may invest in asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

     Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities and mortgage backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Funds receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation.

     For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

     Prepayments may result in a capital loss to the Funds to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Funds, which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. The Funds may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. The Funds may only borrow as a temporary measure for extraordinary or emergency purposes such as redemption of fund shares. A Fund may not purchase securities so long as outstanding borrowings do not exceed 5% of its total assets.

Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purposes of the foregoing 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. The Board of Trustees monitors the investment advisor's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which a Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company called "Evergreen Fixed Income Trust". The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting, liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees.

SERVICE PROVIDERS

Investment Advisor. The investment advisor to EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     The investment advisor to EVERGREEN CAPITAL PRESERVATION AND INCOME FUND and EVERGREEN INTERMEDIATE TERM BOND FUND is Evergreen Investment Management Company ("EIMC"). EIMC has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. EIMC is an indirect subsidiary of FUNB.

     EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND pay FUNB an annual fee for its services equal to 0.50% and 0.60%, respectively, of the Fund's average daily net assets.

     EVERGREEN CAPITAL PRESERVATION AND INCOME FUND and EVERGREEN INTERMEDIATE TERM BOND FUND pay EIMC a fee, calculated on an annual basis, equal to 2.0% of gross dividend and interest income of the Fund plus 0.50% of the first $100,000,000 of the aggregate net asset value of shares of the Fund, plus 0.45% of the next $100,000,000, plus 0.40% of the next $100,000,000, plus
0.35% of the next $100,000,000, plus 0.30% of the next $100,000,000, plus
0.25% of amounts over $500,000,000.

     Advisory fees are computed as of the close of business each business day and paid monthly.

Portfolio Managers. Thomas L. Ellis has been the portfolio manager of EVERGREEN SHORT-INTERMEDIATE BOND FUND since its inception in 1988. Mr. Ellis has over 28 years of experience in investments. Since joining FUNB in 1985, Mr. Ellis has been a Vice President and Senior Portfolio Manager. At FUNB he is responsible for the portfolio management of over $1 billion in taxable fixed income assets, including Evergreen Select Fixed Income Fund; the Fixed Income Fund, a common trust fund; and 17 separate accounts.

     L. Robert Cheshire has been the portfolio manager of EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND since its inception in 1991. Since joining First Fidelity Bank in 1990, which was acquired by FUNB in 1995, Mr. Cheshire has been a Vice President and Senior Portfolio Manager. He is also head of the Newark Taxable Fixed Income Unit.

     Christopher P. Conkey is the portfolio manager of EVERGREEN INTERMEDIATE TERM BOND FUND. Mr. Conkey has served as Chief Investment Officer of Fixed Income for the past nine months and as Head of the High Grade Bond Team for EIMC for the last three years. During the past five years at EIMC, Mr. Conkey has also served as portfolio manager of several high grade fixed income funds, several high grade-high yield fixed income funds and several off-shore closed-end fixed income funds.

     Gary Pzegeo has been the portfolio manager of EVERGREEN CAPITAL PRESERVATION AND INCOME FUND since 1997. Mr. Pzegeo is a EIMC Vice President and Portfolio Manager in the Fixed Income group. Mr. Pzegeo joined EIMC in 1990 and has experience as a Senior Cash Manager, Senior Research Associate and Analyst.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND. EIS provides each Fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of all the mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

           ADMINISTRATION FEE
           0.050% on the first $7 billion
           0.035% on the next $3 billion
           0.030% on the next $5 billion
           0.020% on the next $10 billion
           0.015% on the next $5 billion
           0.010% on assets in excess of $30 billion

     EIS also provides facilities, equipment and personnel to EVERGREEN CAPITAL PRESERVATION AND INCOME FUND and EVERGREEN INTERMEDIATE TERM BOND FUND on behalf of their investment advisor and is reimbursed by the Funds for its services.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, acts as each Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of each Fund.

DISTRIBUTION PLANS AND AGREEMENTS

Distribution Plans. Each Fund's Class A, Class B and Class C shares pay for the expenses associated with the distribution of its shares according to a distribution plan that it has adopted pursuant to Rule 12b-1 under the 1940 Act (each a "Plan" or collectively the "Plans"). Under the Plans, each Fund may incur distribution-related and shareholder servicing-related expenses which are based upon the following maximum annual rates:

         SHARE CLASS              % OF CLASS'S AVERAGE DAILY NET ASSETS
         -----------   ----------------------------------------------------------
        Class A shares 0.75%, currently limited to 0.25% for Evergreen Capital
                        Preservation and Income Fund, Evergreen Intermediate Term
                        Bond Fund and Evergreen Intermediate Term Government
                        Securities Fund and 0.10% for Evergreen Short-
                        Intermediate Bond Fund
        Class B shares 1.00%
        Class C shares 1.00%

     Of the amount that each class may pay under its respective Plan, up to 0.25% may constitute a service fee to be used to compensate organizations, which may include each Fund's investment advisor or its affiliates, for personal services rendered to shareholders and/or the maintenance of shareholder accounts. The Funds may not pay any distribution or services fees during any fiscal period in excess of the amounts set forth above. Amounts paid by the Plans are used to compensate the Funds' distributor pursuant to the Distribution Agreements entered into by each Fund.

     The Plans are in compliance with the Conduct Rules of the NASD which effectively limit the annual asset-based sales charges and service fees that a mutual fund may pay on a class of shares to an annual rate of 0.75% and 0.25%, respectively, of the average aggregate annual net assets attributable to that class. The rules also limit the aggregate of all front-end, deferred and asset-based sales charges imposed with respect to a class of shares by a mutual fund that also charges a service fee to 6.25% of cumulative gross sales of shares of that class, plus interest on the unpaid amount at the prime rate plus 1% per annum.

Distribution Agreements. Each Fund has also entered into distribution agreements (each a "Distribution Agreement" or collectively the "Distribution Agreements") with EDI. Pursuant to the Distribution Agreements, a Fund will compensate EDI for its services as distributor based upon the maximum annual rate as a percentage of each Fund's average daily net assets attributable to the class, as follows:

           Class A shares 0.25%
           Class B shares 1.00%
           Class C shares 1.00%

     The Distribution Agreements provide that EDI will use the distribution fee received from the Fund for payments (1) to compensate broker-dealers or other persons for distributing shares of the Fund, including interest and principal payments made in respect of amounts paid to broker-dealers or other persons that have been financed (EDI may assign its rights to receive compensation under the Plans to secure such financings), (2) to otherwise promote the sale of shares of the Fund, and (3) to compensate broker-dealers, depository institutions and other financial intermediaries for providing administrative, accounting and other services with respect to a Fund's shareholders. FUNB or its affiliates may finance the payments made by EDI to compensate broker-dealers or other persons for distributing shares of a Fund.

     In the event a Fund acquires the assets of other mutual funds, compensation paid to EDI under the Distribution Agreements may be paid by EDI to the distributors of the funds or their predecessors.

     Since EDI's compensation under the Distribution Agreements is not directly tied to the expenses incurred by EDI, the amount of compensation received by EDI under the Distribution Agreements during any year may be more or less than its actual expenses and may result in a profit to EDI. Distribution expenses incurred by EDI in one fiscal year that exceed the level of compensation paid to EDI for that year may be paid from distribution fees received from a Fund in subsequent fiscal years.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     You may purchase shares of the Funds through broker-dealers, banks or other financial intermediaries or directly through EDI. In addition, you may purchase shares of a Fund by mailing a completed application to that Fund, c/o ESC, P.O. Box 2121, Boston, Massachusetts 02106-2121,with a check payable to that Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class A, Class B and Class C shares are offered through this prospectus. See "General Information" --"Other Classes of Shares."

Class A Shares--Front-End Sales Charge Alternative. You may purchase Class A shares of each Fund at net asset value plus an initial sales charge on purchases under $1,000,000. You may purchase $1,000,000 or more of Class A shares without a front-end sales charge, however, a contingent deferred sales charge ("CDSC") equal to the lesser of 1% of the purchase price or the redemption value will be imposed on shares redeemed during the month of purchase and the 12-month period following the month of purchase. The schedule of charges for Class A shares is as follows:

                             Initial Sales Charge

                                                                  COMMISSION TO
                                                                   DEALER/AGENT
                                 AS A % OF THE NET AS A % OF THE    AS A % OF
 AMOUNT OF PURCHASE               AMOUNT INVESTED  OFFERING PRICE OFFERING PRICE
 ------------------              ----------------- -------------- --------------
Less than $50,000...............       3.36%           3.25%          2.75%
$ 50,000-$99,000................       3.09%           3.00%          2.75%
$100,000-$249,999...............       2.56%           2.50%          2.25%
$250,000-$499,999...............       2.04%           2.00%          1.75%
$500,000-$999,999...............       1.52%           1.50%          1.25%

     No front-end sales charges are imposed on Class A shares purchased by (a) institutional investors, which may include bank trust departments and registered investment advisors; (b) investment advisors, consultants or financial planners who place trades for their own accounts or the accounts of their clients and who charge such clients a management, consulting, advisory or other fee; (c) clients of investment advisors or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment advisors or financial planners on the books of the broker-dealer through whom shares are purchased; (d) institutional clients of broker-dealers, including retirement and deferred compensation plans and the trusts used to fund these plans, which place trades through an omnibus account maintained with a Fund by the broker-dealer; (e) shareholders of record on October 12, 1990 in any series of Evergreen Investment Trust in existence on that date, and the members of their immediate families; (f) current and retired employees of FUNB and its affiliates, EDI and any broker-dealer with whom EDI has entered into an agreement to sell shares of the Funds, and members of the immediate families of such employees; (g) and upon the initial purchase of an Evergreen fund by investors reinvesting the proceeds from a redemption within the preceding thirty days of shares of other mutual funds, provided such shares were initially purchased with a front-end sales charge or subject to a CDSC; and (h) all qualified plan customers holding Evergreen Class Y shares in connection with a rollover into an individual retirement account. Certain broker-dealers or other financial institutions may impose a fee on transactions in shares of the Funds.

     Class A shares may also be purchased at net asset value by a corporation or certain other qualified retirement plan or a non-qualified deferred compensation plan, or a Title I tax sheltered annuity or TSA plan sponsored by an organization having 100 or more eligible employees, or a TSA plan sponsored by a public education entity having 5,000 or more eligible employees.

     In connection with sales made to plans of the type described in the preceding sentence, EDI will pay broker-dealers and others concessions at the rate of 0.50% of the net asset value of the shares purchased. These payments are subject to reclaim in the event the shares are redeemed within twelve months after purchase.

     Certain employer-sponsored retirement or savings plans, including eligible 401(k) plans, may purchase Class A shares at net asset value provided that such plans meet a certain required minimum number of eligible employees or required amount of assets. Additional information concerning the waiver of sales charges is set forth in the SAI.

     When Class A shares are sold, EDI will normally retain a portion of the applicable sales charge and pay the balance to the broker-dealer or other financial intermediary through whom the sale was made. EDI may also pay fees to banks from sales charges for services performed on behalf of the customers of such banks in connection with the purchase of shares of the Funds. Certain purchases of Class A shares may qualify for reduced sales charges in accordance with a Fund's concurrent purchases, Rights of Accumulation, Letter of Intent, certain Retirement Plans and Reinstatement Privilege. See "Sales Charge Waivers or Reductions" in the SAI for additional information.

Class B Shares--Deferred Sales Charge Alternative. You may purchase Class B shares at net asset value without an initial sales charge. However, you may pay a CDSC if you redeem shares within six years after the month of purchase. The amount of the CDSC (expressed as a percentage of the lesser of the current net asset value or original cost) will vary according to the number of years from the month of purchase of Class B shares as set forth below.

                                                                        CDSC
REDEMPTION TIMING                                                      IMPOSED
-----------------                                                      -------
Month of purchase and the first twelve-month period following the month of purchase....................................................  5.00%
Second twelve-month period following the month of purchase............  4.00%
Third twelve-month period following the month of purchase.............  3.00%
Fourth twelve-month period following the month of purchase............  3.00%
Fifth twelve-month period following the month of purchase.............  2.00%
Sixth twelve-month period following the month of purchase.............  1.00%

No CDSC is imposed on amounts redeemed thereafter.

     The CDSC is deducted from the amount of the redemption and is paid to EDI. In the event a Fund acquires the assets of other mutual funds, the CDSC may be paid by EDI to the distributors of the acquired funds. Class B shares are subject to higher distribution and/or shareholder service fees than Class A shares for a period of seven years after the month of purchase (after which it is expected that they will convert to Class A shares without imposition of a front-end sales charge). The higher fees mean a higher expense ratio, so Class B shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class B shares in the amount of $250,000 or more.

     At the end of the period ending seven years after the end of the calendar month in which the shareholder's purchase order was accepted, Class B shares will automatically convert to Class A shares and will no longer be subject to a higher distribution services fee imposed on Class B shares. Such conversion will be on the basis of the relative net asset values of the two Classes, without the imposition of any sales load, fee or other charge. The purpose of the conversion feature is to reduce the distribution services fee paid by holders of Class B shares that have been outstanding long enough for EDI to have been compensated for the expenses associated with the sale of such shares. The CDSC applicable to Class B shares will be waived on redemptions made by certain employer-sponsored retirement or savings plans, including 401k plans. See "Sales Charge Waivers or Reductions" in the SAI.

Class C Shares--Level-Load Alternative. Class C shares are only offered through broker-dealers who have special distribution agreements with EDI. You may purchase Class C shares at net asset value without any initial sales charge and, therefore, the full amount of your investment will be used to purchase Fund shares. However, you will pay a 1.00% CDSC, if you redeem shares during the month of purchase and the 12-month period following the month of purchase. No CDSC is imposed on amounts redeemed thereafter. Class C shares incur higher distribution and/or shareholder service fees than Class A shares but, unlike Class B shares, do not convert to any other class of shares of a Fund. The higher fees mean a higher expense ratio, so Class C shares pay correspondingly lower dividends and may have a lower net asset value than Class A shares. The Funds will not normally accept any purchase of Class C shares in the amount of $500,000 or more. No CDSC will be imposed on Class C shares purchased by institutional investors and through employee benefit and savings plans eligible for the exemption from front-end sales charges described under "Class A Shares--Front End Sales Charge Alternative," above. Broker-dealers and other financial intermediaries whose clients have purchased Class C shares may receive a service fee equal to 0.75% of the average daily net asset value of such shares on an annual basis held by their clients more than one year from the date of purchase. The payment of fees will commence immediately with respect to shares eligible for exemption from the CDSC normally applicable to Class C shares.

Contingent Deferred Sales Charge. Certain shares which a Fund did not pay a commission on issuance including shares obtained from dividend or distribution reinvestment are not subject to a CDSC. Any CDSC imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (1) the net asset value of the shares redeemed or (2) the net asset value at the time of purchase of such shares.

     No CDSC is imposed on a redemption of shares of a Fund in the event of
(1) death or disability of the shareholder; (2) a lump-sum distribution from a 401(k) plan or other benefit plan qualified under the Employee Retirement Income Security Act of 1974 ("ERISA"); (3) automatic withdrawals from ERISA plans if the shareholder is at least 59 1/2 years old; (4) involuntary redemptions of accounts having an aggregate net asset value of less than $1,000; (5) automatic withdrawals under the Systematic Withdrawal Plan of up to 1.00% per month of the shareholder's initial account balance; (6) withdrawals consisting of loan proceeds to a retirement plan participant; (7) financial hardship withdrawals made by a retirement plan participant; or (8) withdrawals consisting of returns of excess contributions or excess deferral amounts made to a retirement plan participant.

     The Funds may also sell Class A, Class B or Class C shares at net asset value without any initial sales charge or a CDSC to certain Directors, Trustees, officers and employees of the Funds, EIMC, FUNB, EDI, Evergreen Asset Management Corp. ("Evergreen Asset"), Meridian Investment Company ("Meridian") and certain of their affiliates, and to members of the immediate families of such persons, to registered representatives of firms with dealer agreements with EDI, and to a bank or trust company acting as a trustee for a single account. See "Sales Charge Waivers or Reductions" in the SAI.

How the Funds Value Their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of a Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in a Fund are valued at their current market value determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading market.

General. The decision as to which class of shares is more beneficial to you depends on the amount of your investment and the length of time you will hold it. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider Class A shares. If you are making a smaller investment, you might consider Class B shares because 100% of your purchase is invested immediately and because such shares will convert to Class A shares, which incur lower ongoing distribution and/or shareholder service fees, after seven years. If you are unsure of the time period of your investment, you might consider Class C shares since there are no initial sales charges and, although there is no conversion feature, the CDSC only applies to redemptions made during the first year. Consult your financial intermediary for further information. The compensation received by dealers and agents may differ depending on whether they sell Class A, Class B or Class C shares. There is no size limit on purchases of Class A shares.

     In addition to the discount or commission paid to dealers, EDI and EIS may from time to time pay to broker-dealers additional cash or other incentives that are conditioned upon the sale of a specified minimum dollar amount of shares of a Fund and/or other Evergreen funds. Such incentives will take the form of payment for attendance at seminars, lunches, dinners, sporting events or theater performances, or payment for travel, lodging and entertainment incurred in connection with travel by persons associated with a broker-dealer and their immediate family members to urban or resort locations within or outside the United States. Such a broker-dealer may elect to receive cash incentives of equivalent amount in lieu of such payments. EDI may also limit the availability of such incentives to certain specified dealers. EDI from time to time sponsors promotions involving First Union Brokerage Services, Inc., an affiliate of each Fund's investment advisor, and select broker-dealers, pursuant to which incentives are paid, including gift certificates and payments in amounts up to 1.0% of the dollar amount of shares of a Fund sold. Awards may also be made based on the opening of a minimum number of accounts. Such promotions are not being made available to all broker-dealers. Certain broker-dealers may also receive payments from EDI or a Fund's investment advisor over and above the usual service fees or shareholder servicing payments applicable to a given class of shares.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or the Fund's investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse a Fund or a Fund's investment advisor for any loss. In addition, such investors may be prohibited or restricted from making further purchases in any of the Evergreen mutual funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e., sell) your shares in a Fund to the Fund for cash at their net redemption value on any day the Exchange is open, either by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent (less any applicable CDSC for Class B or Class C shares) next calculated after the Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (Eastern time) for you to receive that day's net asset value (less any applicable CDSC). Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC, (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling the telephone number on the front page of this prospectus between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach a Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE

How To Exchange Shares. You may exchange some or all of your shares for shares of the same class in the other Evergreen funds through your financial intermediary or by calling or writing to ESC or by using the Evergreen Express Line as described above. If the shares being tendered for exchange are still subject to a contingent deferred sales charge or are eligible for conversion in a specified time, such remaining charge or remaining time will carry over to the shares being acquired in the exchange transaction. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

     No CDSC will be imposed in the event Class B or Class C shares are exchanged for Class B or Class C shares, respectively, of other Evergreen funds. If you redeem shares, the CDSC applicable to the Class B or Class C shares of the Evergreen fund originally purchased for cash is applied. Also, Class B shares will continue to age following an exchange for purposes of conversion to Class A shares and determining the amount of the applicable CDSC.

Exchanges Through Your Financial Intermediary. Generally, your financial intermediary must receive exchange instructions before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges by Telephone and Mail. Exchange requests made after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan (the "Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75, or a maximum of 1.0% per month or 3.0% per quarter of the total net asset value of your account when the Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically. Any applicable CDSC will be waived with respect to redemptions occurring under a Withdrawal Plan during a calendar year to the extent that such redemptions do not exceed 12% of (1) the initial value of the account plus (2) the value, at the time of purchase, of any subsequent investments.

Investments Through Employee Benefit and Savings Plans. Certain qualified and non-qualified benefit and savings plans may make shares of the Funds and the other Evergreen funds available to their participants. Investments made by such employee benefit plans may be exempt from front-end sales charges if they meet the criteria set forth under "Class A Shares-Front End Sales Charge Alternative". Evergreen Asset, EIMC or FUNB may provide compensation to organizations providing administrative and recordkeeping services to plans which make shares of the Evergreen funds available to their participants.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when a fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) the fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any class of Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

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DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Funds intend to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive a Fund's distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of a Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Each Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, so long as a Fund distributes all of its investment company taxable income and any net realized gains to shareholders, it is expected that each Fund will not be required to pay any Federal income taxes. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

     Because Class A shares bear most of the costs of distribution of such shares through payment of a front-end sales charge, while Class B and, when applicable, Class C shares bear such expenses through a higher annual distribution fee, expenses attributable to Class B shares and Class C shares will generally be higher than those of Class A shares, and income distributions paid by the Fund with respect to Class A shares will generally be greater than those paid with respect to Class B and Class C shares.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless the Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by ESC is unable to deliver checks to the shareholder's address of record, the shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any taxable dividend declared in October, November or December to shareholders of record in such a month paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

     A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. See the SAI for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the Application, or on a separate form supplied by the Funds' transfer agent, that your social security number or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding. A shareholder who acquires Class A shares of a Fund and sells or otherwise disposes of such shares within ninety days of acquisition may not be allowed to include certain sales charges incurred in acquiring such shares for purposes of calculating gain and loss realized upon a sale or exchange of shares of the Fund.

     Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. Each Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

     The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax advisor as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Turnover. The estimated annual portfolio turnover rate for each Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which the Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of the Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the NASD, and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. EVERGREEN SHORT-INTERMEDIATE BOND FUND, EVERGREEN INTERMEDIATE TERM BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND currently offer four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are not offered by this prospectus and are only available to (1) all shareholders of record in one or more of the Funds for which Evergreen Asset served as investment advisor as of December 30, 1994, (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, EIMC, Meridian or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares. EVERGREEN CAPITAL PRESERVATION AND INCOME FUND currently offers Class A, Class B and Class C shares.

Performance Information. The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more classes may be included in any advertisement or sales literature using performance data of a Fund.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.

     Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar, Inc. and other industry publications. A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trust with the SEC under the 1933 Act, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

INVESTMENT ADVISOR
Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
  Evergreen Short-Intermediate Bond Fund
  Evergreen Intermediate Term Government Securities Fund

Evergreen Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
  Evergreen Capital Preservation and Income Fund
  Evergreen Intermediate Term Bond Fund

CUSTODIAN
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, Box 2121, Boston, Massachusetts 02106-2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT AUDITORS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

37429                                                                  541692RV2

-------------------------------------------------------------------------------
PROSPECTUS                                                     November 1, 1998
-------------------------------------------------------------------------------
                                                          [LOGO OF EVERGREEN
EVERGREEN/SM/ SHORT AND INTERMEDIATE TERM BOND FUNDS    FUNDS/SM/ APPEARS HERE]
-------------------------------------------------------------------------------

EVERGREEN SHORT INTERMEDIATE BOND FUND
EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND
EVERGREEN INTERMEDIATE TERM BOND FUND
(Each a "Fund"; together, the "Funds")

CLASS Y SHARES

     The Funds are designed to provide investors with a selection of investment alternatives which seek to provide a high level of current income.

     This prospectus provides information regarding the Class Y shares offered by the Funds. Each Fund is a series of Evergreen Fixed Income Trust (the "Trust"), an open-end, diversified, management investment company. This prospectus sets forth concise information about the Funds that a prospective investor should know before investing. The address of the Funds is 200 Berkeley Street, Boston, Massachusetts 02116.

     A Statement of Additional Information ("SAI") for the Funds dated November 1, 1998, as supplemented from time to time, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference herein. The SAI provides information regarding certain matters discussed in this prospectus and other matters which may be of interest to investors, and may be obtained without charge by calling the Funds at (800) 343-2898. There can be no assurance that the investment objective of any Fund will be achieved. Investors are advised to read this prospectus carefully.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT INSURED OR OTHERWISE PROTECTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE FUNDS INVOLVES RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                   Keep This Prospectus For Future Reference

                               TABLE OF CONTENTS

EXPENSE INFORMATION.......................    3
FINANCIAL HIGHLIGHTS......................    4
DESCRIPTION OF THE FUNDS
   Investment Objectives and Policies.....    6
   Investment Practices and Restrictions..    8
ORGANIZATION AND SERVICE PROVIDERS........   13
   Service Providers......................   13
PURCHASE AND REDEMPTION OF SHARES
   How to Buy Shares......................   15
   How to Redeem Shares...................   15
   Exchange Privilege.....................   17
   Shareholder Services...................   17
   Banking Laws...........................   18
OTHER INFORMATION
   Dividends, Distributions and Taxes.....   19
   General Information....................   20

-------------------------------------------------------------------------------

                              EXPENSE INFORMATION

-------------------------------------------------------------------------------

     The tables and examples set forth below summarize various costs and expenses a shareholder will bear, directly or indirectly, associated with an investment in Class Y shares of each Fund. For further information see "Purchase and Redemption of Shares" and "General Information--Other Classes of Shares".

                         SHAREHOLDER TRANSACTION EXPENSES
                         --------------------------------
        Maximum Sales Charge Imposed on Purchases (as a % of offering price)........................................................... None
        Maximum Contingent Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)....... None

     Annual operating expenses reflect the normal operating expenses of the Funds, and include costs such as management, distribution and other fees. The tables below show the Fund's estimated annual operating expenses for each Fund for the fiscal year ending June 30, 1999. The examples show what you would pay if you invested $1,000 over the periods indicated. The examples assume that you reinvest all of your dividends and that each Fund's average annual return will be 5%. THE EXAMPLES ARE FOR ILLUSTRATION PURPOSES ONLY AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RETURN. THE FUND'S ACTUAL EXPENSES AND RETURNS WILL VARY. For a more complete description of the various costs and expenses borne by the Funds see "Organization and Service Providers".

EVERGREEN SHORT INTERMEDIATE BOND FUND

                              ANNUAL OPERATING
                                  EXPENSES
                              ----------------
Management Fees..............       0.50%
Other Expenses...............       0.20%
                                    ----
Total........................       0.70%
                                    ====

                                              EXAMPLE
                                              -------
After 1 Year.................................   $ 7
After 3 Years................................   $22
After 5 Years................................   $39
After 10 Years...............................   $87


EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND

                              ANNUAL OPERATING
                                  EXPENSES
                              ----------------
Management Fees..............       0.60%
Other Expenses...............       0.22%
                                    ----
Total........................       0.82%
                                    ====

                                              EXAMPLE
                                              -------
After 1 Year.................................  $  8
After 3 Years................................  $ 26
After 5 Years................................  $ 46
After 10 Years...............................  $101


EVERGREEN INTERMEDIATE TERM BOND FUND


                              ANNUAL OPERATING
                                 EXPENSES*
                              ----------------
Management Fees..............       0.27%
Other Expenses...............       0.58%
                                    ----
Total........................       0.85%
                                    ====

                                              EXAMPLE
                                              -------
After 1 Year.................................  $  9
After 3 Years................................  $ 27
After 5 Years................................  $ 47
After 10 Years...............................  $105

* From time to time, a Fund's investment advisor may, at its discretion, reduce or waive its fees or reimburse a Fund for certain of its expenses in order to reduce its expense ratios. A Fund's investment advisor may cease these waivers and reimbursements at any time. The annual operating expenses and examples reflect fee waivers and expense reimbursements. Absent the waivers, management fees, other expenses and total operating expenses for Evergreen Intermediate Term Bond Fund would be 0.63%, 0.59% and 1.22%, respectively.

-------------------------------------------------------------------------------

                             FINANCIAL HIGHLIGHTS

-------------------------------------------------------------------------------

     The following tables present, for each Fund, financial highlights for a share outstanding throughout each period indicated. This information has been audited by KPMG Peat Marwick LLP, the Funds' independent auditors. Information for the fiscal periods prior to June 30, 1996, has been audited by other auditors. A report of KPMG Peat Marwick LLP on the audited information is included in the Funds' Annual Report which, with respect to each Fund is incorporated by reference into the Funds' SAI. The following information for each Fund should be read in conjunction with the financial statements and related notes which are incorporated by reference into the Funds' SAI.

     Further information about each Fund's performance is contained in the Funds' annual report to shareholders, which may be obtained without charge.

EVERGREEN SHORT-INTERMEDIATE BOND FUND -- CLASS Y SHARES

                                                                                                      JANUARY 4,
                                                                                                         1991
                                                                                                     (COMMENCEMENT
                                                                                                       OF CLASS
                                  YEAR ENDED            SIX MONTHS                                    OPERATIONS)
                                   JUNE 30,               ENDED        YEAR ENDED DECEMBER 31,          THROUGH
                          ----------------------------   JUNE 30,     -----------------------------  DECEMBER 31,
                            1998      1997      1996     1995 (B)       1994       1993      1992        1991
                          --------  --------  --------  ----------    --------   --------  --------  -------------
PER SHARE DATA
NET ASSET VALUE
 BEGINNING OF PERIOD....     $9.83     $9.82    $10.02      $9.52       $10.43     $10.41    $10.54      $10.06
                          --------  --------  --------   --------     --------   --------  --------    --------
Income from investment
 operations:
 Net investment income..      0.62      0.64      0.64       0.33         0.65       0.69      0.70        0.71
 Net realized and
  unrealized gain (loss)
  on investments........      0.07      0.02     (0.19)      0.49        (0.91)      0.19     (0.02)       0.56
                          --------  --------  --------   --------     --------   --------  --------    --------
Total from investment
 operations.............      0.69      0.66      0.45       0.82        (0.26)      0.88      0.68        1.27
                          --------  --------  --------   --------     --------   --------  --------    --------
Less distributions from:
 Net investment income..     (0.62)    (0.65)    (0.65)     (0.32)       (0.65)     (0.68)    (0.70)      (0.71)
 In excess of net
  investment income.....         0         0         0          0            0          0         0       (0.01)
 Net realized gains on
  investments...........         0         0         0          0            0      (0.18)    (0.11)      (0.07)
                          --------  --------  --------   --------     --------   --------  --------    --------
Total distributions.....     (0.62)    (0.65)    (0.65)     (0.32)       (0.65)     (0.86)    (0.81)      (0.79)
                          --------  --------  --------   --------     --------   --------  --------    --------
Net asset value end of
 period.................     $9.90     $9.83     $9.82     $10.02        $9.52     $10.43    $10.41      $10.54
                          ========  ========  ========   ========     ========   ========  ========    ========
TOTAL RETURN............      7.19%     6.88%     4.63%      8.80%       (2.55%)     8.67%     6.64%      13.80%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............      0.70%     0.62%     0.69%      0.67%(a)     0.65%      0.66%     0.69%       0.69%(a)
 Expenses excluding
  indirectly paid
  expenses..............      0.70%     0.62%      --         --           --         --        --          --
 Expenses excluding
  waivers and
  reimbursements........      0.70%     0.62%     0.69%      0.67%(a)     0.65%      0.66%     0.69%       0.69%(a)
 Net investment income..      6.25%     6.48%     6.45%      6.68%(a)     6.56%      6.41%     6.67%       7.12%(a)
Portfolio turnover
 rate...................        68%       45%       76%        34%          48%        73%       66%         53%
NET ASSETS END OF PERIOD
 (THOUSANDS)............  $348,358  $357,706  $352,095   $347,050     $345,025   $376,445  $324,068    $256,254

-------
(a) Annualized.
(b) The Fund changed its fiscal year end from December 31 to June 30.

EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND -- CLASS Y SHARES

                                                                                              NOVEMBER 1, 1991
                            YEAR ENDED                                                         (COMMENCEMENT
                             JUNE 30,          TEN MONTHS       YEAR ENDED AUGUST 31,       OF CLASS OPERATIONS)
                          ----------------        ENDED       ----------------------------        THROUGH
                           1998     1997    JUNE 30, 1996 (B)   1995      1994      1993      AUGUST 31, 1992
                          -------  -------  ----------------- --------  --------  --------  --------------------
PER SHARE DATA
NET ASSET VALUE
 BEGINNING OF PERIOD....   $10.02    $9.99        $10.15         $9.92    $10.61    $10.41         $10.00
                          -------  -------       -------      --------  --------  --------        -------
Income from investment
 operations:
 Net investment income..     0.56     0.56          0.46          0.55      0.54      0.57           0.48
 Net realized and
  unrealized gain (loss)
  on investments........     0.19     0.03         (0.16)         0.23     (0.64)     0.24           0.40
                          -------  -------       -------      --------  --------  --------        -------
Total from investment
 operations.............     0.75     0.59          0.30          0.78     (0.10)     0.81           0.88
                          -------  -------       -------      --------  --------  --------        -------
Less distributions from:
 Net investment income..    (0.56)   (0.56)        (0.46)        (0.55)    (0.54)    (0.58)         (0.47)
 Net realized gains on
  investments...........        0        0             0             0     (0.05)    (0.03)             0
                          -------  -------       -------      --------  --------  --------        -------
Total distributions.....    (0.56)   (0.56)        (0.46)        (0.55)    (0.59)    (0.61)         (0.47)
                          -------  -------       -------      --------  --------  --------        -------
Net asset value end of
 period.................   $10.21   $10.02         $9.99        $10.15     $9.92    $10.61         $10.41
                          =======  =======       =======      ========  ========  ========        =======
TOTAL RETURN............     7.63%    6.08%         3.00%         8.16%   (0.99%)     8.03%          9.04%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net
 assets:
 Expenses...............     0.82%    0.81%         0.80%(a)      0.70%     0.55%     0.55%          0.55%(a)
 Expenses excluding
  indirectly paid
  expenses..............     0.82%    0.81%          --            --        --        --             --
 Expenses excluding
  waivers and
  reimbursements........     0.82%    0.89%         0.87%(a)      0.84%     0.82%     0.83%          0.86%(a)
 Net investment income..     5.47%    5.52%         5.47%(a)      5.54%     5.22%     5.48%          5.68%(a)
PORTFOLIO TURNOVER
 RATE...................       45%      68%           28%           45%       45%       31%            47%
NET ASSETS END OF PERIOD
 (THOUSANDS)............  $99,729  $71,588       $87,004      $106,066  $106,448  $119,172        $87,648

-------
(a) Annualized.
(b) The Fund changed its fiscal year end from August 31 to June 30.

EVERGREEN INTERMEDIATE TERM BOND FUND -- CLASS Y SHARES

                                                             JANUARY 26, 1998
                                                              (COMMENCEMENT
                                                           OF CLASS OPERATIONS)
                                                                 THROUGH
                                                              JUNE 30, 1998
                                                           --------------------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD.......................       $  9.09
                                                                 -------
Income from investment operations:
 Net investment income....................................          0.24(b)
 Net realized and unrealized gain (loss) on investments
  and foreign currency related transactions...............         (0.01)
                                                                 -------
Total from investment operations..........................          0.23
                                                                 -------
Less distributions from:
 Net investment income....................................         (0.24)
 In excess of net investment income.......................             0(c)
Total distributions.......................................         (0.24)
                                                                 -------
Net asset value end of period.............................       $  9.08
                                                                 -------
TOTAL RETURN..............................................          2.58%
RATIOS/SUPPLEMENTAL DATA
Ratios to average net assets:
 Expenses.................................................          0.86%(a)
 Expenses excluding indirectly paid expenses..............          0.85%(a)
 Expenses excluding waivers and reimbursements............          1.10%(a)
 Net investment income....................................          6.23%(a)
PORTFOLIO TURNOVER RATE...................................           331%
NET ASSETS END OF PERIOD (THOUSANDS)......................       $63,721

-------
(a) Annualized.
(b) Calculation based on average shares outstanding.
(c) Represents an amount less than $0.01 per share.

-------------------------------------------------------------------------------

                           DESCRIPTION OF THE FUNDS

-------------------------------------------------------------------------------

INVESTMENT OBJECTIVES AND POLICIES

     Each Fund's investment objectives are nonfundamental; as a result a Fund may change its objectives without a shareholder vote. Each Fund has also adopted certain fundamental investment policies which are mainly designed to limit a Fund's exposure to risk. These fundamental policies cannot be changed without a shareholder vote. See the SAI for more information regarding a Fund's fundamental investment policies or other related investment policies. There can be no assurance that a Fund's investment objectives will be achieved.

     In addition to the investment policies detailed below, each Fund may employ certain additional investment strategies which are disclosed in "Investment Practices and Restrictions" below.

EVERGREEN SHORT-INTERMEDIATE BOND FUND

     The objective of EVERGREEN SHORT-INTERMEDIATE BOND FUND is to attain a high level of current income, with capital growth as a secondary objective. The Fund invests in a broad range of investment grade debt securities. The Fund is suitable for conservative investors who want attractive income and permits them to participate in a broad portfolio of fixed income securities rather than purchasing a single issue.

     The Fund will invest at least 65% of its assets in bonds that, at the date of investment, are rated within the four highest categories by Standard & Poor's Ratings Services ("S&P") (AAA, AA, A and BBB), by Moody's Investors Service Inc. ("Moody's") (Aaa, Aa, A and Baa), by Fitch IBCA, Inc. ("Fitch") (AAA, AA, A and BBB) or, if not rated under a different system, are of comparable quality to obligations so rated as determined by another nationally recognized statistical ratings organization or by the Fund's investment advisor. The Fund may invest the remaining 35% of its assets in lower rated bonds, but it will not invest in bonds rated below B. The Fund is not required to sell or otherwise dispose of any security that loses its rating or has its rating reduced after the Fund has purchased it.

     Debt securities may include fixed, adjustable rate, zero coupon, or stripped securities, debentures, notes, U.S. government securities, and debt securities convertible into, or exchangeable for, preferred or common stock. Debt securities may also include mortgage-backed and asset-backed securities. See "Investment Practices and Restrictions", below. The duration of the securities will not exceed 10 years. The Fund intends to maintain a dollar-weighted average maturity of 5 years or less.

     In normal market conditions the Fund may invest up to 20% of its assets in money market instruments consisting of: (1) high grade commercial paper, including master demand notes; (2) obligations of banks or savings and loan associations having at least $1 billion in deposits, including certificates of deposit and bankers' acceptances; (3) A-rated or better corporate obligations;
(4) obligations issued or guaranteed by the U.S. government or by any agency or instrumentality of the U.S. government; and (5) repurchase agreements collateralized by any security listed above.

     The types of U.S. government securities in which the Fund may invest include: direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes and bonds; and notes, bonds, and discount notes of U.S. government agencies or instrumentalities, such as the Farm Credit System, including the National Bank for Cooperatives, Farm Credit Banks, and Banks for Cooperatives; Farmers Home Administration; Federal Home Loan Banks; Federal Home Loan Mortgage Corporation ("FHLMC"); Federal National Mortgage Association ("FNMA"); Government National Mortgage Association ("GNMA"); Student Loan Marketing Association; Tennessee Valley Authority; Export-Import Bank of the United States; Commodity Credit Corporation; Federal Financing Bank; and National Credit Union Administration (collectively, "U.S. government securities"). Some U.S. government agency obligations are backed by the full faith and credit of the U.S. Treasury. Others in which the Fund may invest are supported by: the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury; discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or the credit of the agency or instrumentality.

     The Fund may also invest up to 20% of its assets in foreign securities or U.S. securities traded in foreign markets in order to provide further diversification. The Fund may also invest in preferred stock; units which are debt securities with stock or warrants attached; and obligations denominated in foreign currencies. In making these decisions, the Fund's investment advisor will consider such factors as the condition and growth potential of various economies and securities markets, currency and taxation considerations and other pertinent financial, social, national and political factors. See "Investment Practices and Restrictions"--"Foreign Investments".

     The Fund may enter into dollar rolls in which the Fund sells income securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the roll period, the Fund foregoes principal and interest paid on such securities. The Fund is compensated by the difference between the current sales price and forward price for the future purchase (often referred to as the "drop") as well as by the interest earned on the cash proceeds of the initial sale. Dollar rolls are treated by the Fund in the same manner as reverse repurchase agreements for leverage purposes.

EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND

     The investment objective of EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND is to preserve principal value and maintain a high degree of liquidity while providing current income.

     The Fund invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by agencies and instrumentalities of the U.S. government, receipts evidencing separately traded principal and interest components of U.S. government obligations, obligations of supranational entities and repurchase agreements involving any of such obligations. No more than 35% of the Fund's assets may be invested in receipts, obligations of supranational entities and repurchase agreements involving such securities.

     The Fund will maintain an average weighted remaining maturity of approximately three to ten years, although under normal conditions the investment advisor expects to maintain an average maturity of three to six years. No remaining maturity will exceed ten years. The investment advisor may vary the average maturity substantially in anticipation of a change in the interest rate environment.

     The U.S. government obligations that the Fund may acquire include securities representing an interest in a pool of mortgage loans that are issued or guaranteed by a U.S. government agency. The primary issuers of these mortgage-backed securities are GNMA, FNMA and FHLMC. The only agency which may actually guarantee principal or interest is GNMA. Mortgage-backed securities are in most cases "pass through" instruments through which the holder receives a share of all interest and principal payments from the mortgages underlying the certificates. The mortgages backing these securities include conventional thirty-year fixed rate mortgages. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than comparable bonds. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When the mortgage obligations are prepaid, the Fund will reinvest the prepaid amounts in securities, the yield of which reflects interest rates prevailing at the time. For purposes of complying with the Fund's investment policy of acquiring securities with remaining maturity of ten years or less, the investment advisor will use the expected life of a mortgage-backed security.

EVERGREEN INTERMEDIATE TERM BOND FUND

     The Fund seeks current income by investing primarily in a broad range of investment quality debt securities. As a secondary objective, the Fund seeks to protect capital. Where appropriate the Fund will take advantage of opportunities to realize capital appreciation.

     The Fund seeks current income by normally investing at least 80% of its assets in debt securities including U.S. Treasury bills, notes and bonds; mortgage-backed securities issued by the U.S. government, its agencies or instrumentalities; mortgage-backed securities issued by private issuers; corporate debt securities; and commercial paper. The Fund's debt securities may also include fixed and adjustable-rate or stripped bonds, debentures, notes, equipment trust certificates and debt securities convertible into, or exchangeable for, preferred or common stock. The Fund may also invest in units, which are debt securities with stock or warrants to buy stock attached, and preferred stock.

     Under ordinary circumstances, the Fund expects to invest at least 65% of its assets in bonds and debentures. The Fund will invest in securities that, at the time of investment, are rated within the four highest grades by S&P (AAA, AA, A and BBB), by Moody's (Aaa, Aa, A and Baa) or by Fitch (AAA, AA, A and BBB), or if not rated or rated under a different system, are of comparable quality to obligations so rated, as determined by its investment advisor. The Fund may invest up to 25% of its assets in below-investment grade securities having a rating range of BB to CCC by S&P and Fitch and Ba to Caa by Moody's, or if unrated or rated under a different system, believed by its investment advisor to be of comparable quality (commonly known as "junk bonds").

   Securities rated BB or lower by S&P or Fitch, or Ba or lower by Moody's, are considered predominately speculative with respect to the ability of the issuer to meet principal and interest payments. For more information on below-investment grade securities, see the SAI.

     The Fund may also invest up to 50% of its assets in securities that are principally traded in securities markets located outside the United States.

     The Fund currently expects that the dollar weighted average maturity of its investments will range from three to seven years. However, the Fund may invest in securities with remaining maturities of ten years or less.

     Bonds which are rated BBB or Baa are considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. Such bonds lack outstanding investment characteristics and may have speculative characteristics.

     When the Fund buys securities, it will consider the ratings of Moody's, S&P, and Fitch assigned to various debt securities as well as many other factors, including the preservation of capital, the potential for realizing capital appreciation, maturity and yield to maturity. The Fund will adjust its investments in particular securities or in types of debt securities in response to its appraisal of changing economic conditions and trends. The Fund may sell one security and purchase another security of comparable quality and maturity to take advantage of what it believes to be short-term differentials in market values or yield disparities.

Other Eligible Securities. The Fund may invest up to 20% of its total assets under ordinary circumstances and, when in its investment advisor's opinion market conditions warrant, up to 100% of its assets for temporary defensive purposes in the following types of money market instruments: (1) commercial paper, including master demand notes, that at the date of investment is rated A-1, the highest grade by S&P, P-1, the highest grade by Moody's or, if not rated by such services, is issued by a company which at the date of investment has an outstanding issue rated A or better by S&P or Moody's; (2) obligations, including certificates of deposit and bankers' acceptances, of banks or savings and loan associations having at least $1 billion in assets that are members of the Federal Deposit Insurance Corporation including U.S. branches of foreign banks and foreign branches of U.S. banks; (3) corporate obligations which at the date of investment are rated A or better by S&P or Moody's; and
(4) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

INVESTMENT PRACTICES AND RESTRICTIONS

Risk Factors. Bond prices move inversely to interest rates, i.e. as interest rates decline the values of the bonds increase, and vice versa. The longer the maturity of a bond, the greater the exposure to market price fluctuations. The same market factors are reflected in the share price or net asset value of bond funds which will vary with interest rates. In addition, certain of the obligations in which each Fund may invest may be variable or floating rate instruments, which may involve a conditional or unconditional demand feature, and may include variable amount master demand notes. While these types of instruments may, to a certain degree, offset the risk to principal associated with rising interest rates, they would not be expected to appreciate in a falling interest rate environment.

Defensive Investments. The Funds may invest without limitation in high quality money market instruments, such as notes, certificates of deposit or bankers' acceptances, or U.S. government securities if, in the opinion of each Fund's investment advisor, market conditions warrant a temporary defensive investment strategy.

Downgrades. If any security invested in by any of the Funds loses its rating or has its rating reduced after a Fund has purchased it, a Fund is not required to sell or otherwise dispose of the security, but may consider doing so.

Repurchase Agreements. The Funds may invest in repurchase agreements. Repurchase agreements are agreements by which a Fund purchases a security (usually U.S. government securities) for cash and obtains a simultaneous commitment from the seller (usually a bank or broker/dealer) to repurchase the security at an agreed-upon price and specified future date. The repurchase price reflects an agreed-upon interest rate for the time period of the agreement. A Fund's risk is the inability of the seller to pay the agreed-upon price on the delivery date. However, this risk is tempered by the ability of a Fund to sell the security in the open market in the case of a default. In such a case, a Fund may incur costs in disposing of the security which would increase Fund expenses. Each Fund's investment advisor will monitor the creditworthiness of the firms with which the Funds enter into repurchase agreements.

Reverse Repurchase Agreements. The Funds may also enter into reverse repurchase agreements. A reverse repurchase agreement is an agreement by a Fund to sell a security and repurchase it at a specified time and price. A Fund could lose money if the market values of the securities it sold decline below their repurchase prices. Reverse repurchase agreements may be considered a form of borrowing, and, therefore, a form of leverage. Leverage may magnify gains or losses of a Fund.

When-Issued, Delayed-Delivery and Forward Commitment Transactions. Each Fund may enter into transactions whereby it commits to buying a security, but does not pay for or take delivery of the security until some specified date in the future. The value of these securities is subject to market fluctuation during this period and no income accrues to a Fund until settlement. At the time of settlement, a when-issued security may be valued at less than its purchase price. When entering into these transactions, a Fund relies on the other party to consummate the transaction; if the other party fails to do so, a Fund may be disadvantaged. Each Fund does not intend to purchase when-issued securities for speculative purposes, but only in furtherance of its investment objective.

Securities Lending. In order to generate additional income, a Fund may lend up to 33 1/3% of its portfolio securities on a short-term or long-term basis to broker/dealers, banks, or other institutional borrowers of securities. The Funds will only enter into loan arrangements with creditworthy borrowers and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to a Fund on a timely basis and a Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

Options And Futures. The Funds may buy and sell futures and options on futures relating to individual securities and indices, and EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may also buy and sell futures and options on futures relating to foreign currencies. Such transactions may be entered into only in order to hedge against declines in markets and to gain exposure to markets prior to buying individual securities. Options and futures transactions are intended to enable a Fund to manage market, interest rate or exchange rate risk, and the Funds do not use these transactions for speculation or leverage.

     A Fund may attempt to hedge all or a portion of its portfolio through the purchase of both put and call options on its portfolio securities and listed put options on financial futures contracts for portfolio securities. The Fund may also write covered call options on its portfolio securities to attempt to increase current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. The Fund may purchase listed put options on financial futures contracts. These options will be used only to protect portfolio securities against decreases in value resulting from market factors such as an anticipated increase in interest rates.

     EVERGREEN SHORT-INTERMEDIATE BOND FUND may write (i.e., sell) covered call and put options. By writing a call option, a Fund becomes obligated during the term of the option to deliver the securities underlying the option upon payment of the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price if the option is exercised. The Fund may also write straddles (combinations of covered puts and calls on the same underlying security). The Fund may only write "covered" options. This means that so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option or, in the case of call options on U.S. Treasury bills, the Fund might own substantially similar U.S. Treasury bills. The Fund will be considered "covered" with respect to a put option it writes if, so long as it is obligated as the writer of the put option, it deposits and maintains with its custodian in a segregated account liquid assets having a value equal to or greater than the exercise price of the option.

     The principal reason for writing call or put options is to obtain, through a receipt of premiums, a greater current return than would be realized on the underlying securities alone. The Fund receives a premium from writing a call or put option which they retain whether or not the option is exercised. By writing a call option, the Fund might lose the potential for gain on the underlying security while the option is open, and by writing a put option the Fund might become obligated to purchase the underlying securities for more than its current market price upon exercise.

     A futures contract is a firm commitment by two parties: the seller, who agrees to make delivery of the specific type of instrument called for in the contract ("going short"), and the buyer, who agrees to take delivery of the instrument ("going long") at a certain time in the future. Financial futures contracts call for the delivery of particular debt instruments issued or guaranteed by the U.S. Treasury or by specified agencies or instrumentalities of the U.S. government. If the Fund enters into financial futures contracts directly to hedge its holdings of fixed income securities, it would enter into contracts to deliver securities at an undetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would agree to purchase securities in the future at a predetermined price (i.e., "go long") to hedge against a decline in market interest rates.

     The EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may also enter into currency and other financial futures contracts and write options on such contracts. The Funds intend to enter into such contracts and related options for hedging purposes. The Funds will enter into futures on securities, currencies, or index-based futures contracts in order to hedge against changes in interest rates, exchange rates or securities prices. A futures contract on securities or currencies is an agreement to buy or sell securities or currencies during a designated month at whatever price exists at that time. A futures contract on a securities index does not involve the actual delivery of securities, but merely requires the payment of a cash settlement based on changes in the securities index. A Fund does not make payment or deliver securities upon entering into a futures contract. Instead, it puts down a margin deposit, which is adjusted to reflect changes in the value of the contract and which remains in effect until the contract is terminated.

     The Funds may sell or purchase currency or other financial futures contracts. When a futures contract is sold by a Fund, the profit on the contract will tend to rise when the value of the underlying securities or currencies declines and to fall when the value of such securities or currencies increases. Thus, a Fund sells futures contracts in order to offset a possible decline in the profit on its securities or currencies. If a futures contract is purchased by a Fund, the value of the contract will tend to rise when the value of the underlying securities or currencies increases and to fall when the value of such securities or currencies declines.

     The EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may enter into closing purchase and sale transactions in order to terminate a futures contract. The Fund's ability to enter into closing transactions depends on the development and maintenance of a liquid secondary market. There is no assurance that a liquid secondary market will exist for any particular contract or at any particular time. As a result, there can be no assurance that the Fund will be able to enter into an offsetting transaction with respect to a particular contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the contract and to complete the contract according to its terms, in which case it would continue to bear market risk on the transaction.

Risk Characteristics Of Options And Futures. Although options and futures transactions are intended to enable the Funds to manage market, exchange, or interest rate risks, these investment devices can be highly volatile, and the Funds use of them can result in poorer performance (i.e., the Funds' returns may be reduced). The Funds attempt to use such investment devices for hedging purposes may not be successful. Successful futures strategies require the ability to predict future movements in securities prices, interest rates and other economic factors. When the Funds use financial futures contracts and options on financial futures contracts as hedging devices, there is a risk that the prices of the securities subject to the financial futures contracts and options on financial futures contracts may not correlate perfectly with the prices of the securities in the Funds' portfolios. This may cause the financial futures contract and any related options to react to market changes differently than the portfolio securities. In addition, the Funds' investment advisors could be incorrect in their expectations and forecasts about the direction or extent of market factors, such as interest rates, securities price movements, and other economic factors. Even if the Funds' investment advisors correctly predict interest rate movements, a hedge could be unsuccessful if changes in the value of a Fund's futures position did not correspond to changes in the value of its investments. In these events, the Funds may lose money on the financial futures contracts or the options on financial futures contracts. It is not certain that a secondary market for positions in financial futures contracts or for options on financial futures contracts will exist at all times. Although the Funds' investment advisors will consider liquidity before entering into financial futures contracts or options on financial futures contracts transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular financial futures contract or option on a financial futures contract at any particular time. The Funds' ability to establish and close out financial futures contracts and options on financial futures contract positions depends on this secondary market. If a Fund is unable to close out its position due to disruptions in the market or lack of liquidity, the Fund may lose money on the futures contract or option, and the losses to the Fund could be significant.

Zero-Coupon And Stripped Securities. The Funds may invest in zero-coupon and stripped securities. Zero-coupon securities in which the Funds may invest are debt obligations which are generally issued at a discount and payable in full at maturity, and which do not provide for current payments of interest prior to maturity. Zero-coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities which make current distributions of interest. As a result, the net asset value of shares of the Funds may fluctuate over a greater range than shares of other mutual funds investing in securities making current distributions of interest and having similar maturities.

     Zero-coupon securities may include U.S. Treasury bills issued directly by the U.S. Treasury or other short-term debt obligations, and longer-term bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment banking firm. A number of securities firms and banks have stripped the interest coupons from the underlying principal (the "corpus") of U.S. Treasury securities and resold them in custodial receipt programs with a number of different names, including Treasury Income Growth Receipts ("TIGRS") and Certificates of Accrual on Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof.

     In addition, the Treasury has facilitated transfers of ownership of zero-coupon securities by accounting separately for the beneficial ownership of particular interest coupons and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and Principal of Securities". Under the STRIPS program, the Funds will be able to have their beneficial ownership of U.S. Treasury zero-coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidence of ownership of the underlying U.S. Treasury securities.

     When debt obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic cash interest payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero-coupon securities issued directly by the obligor.

Foreign Investments. EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may invest in foreign securities or securities denominated in or indexed to foreign currencies. In addition, EVERGREEN SHORT-INTERMEDIATE BOND FUND may invest in foreign currencies. Foreign securities may be affected by the strength of foreign currencies relative to the U.S. dollar, or by political or economic developments in foreign countries. Accounting procedures and government supervision may be less stringent than those applicable to U.S. companies. Foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may also be more difficult to enforce contractual obligations abroad than would be the case in the United States because of differences in the legal systems. Foreign securities may be subject to foreign taxes, which may reduce yield, and may be less marketable than comparable U.S. securities. All these factors are considered by the investment advisor before making any of these types of investments.

Foreign Currency Transactions. As discussed above, the EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM BOND FUND may invest in securities of foreign issuers. When the Fund invests in foreign securities, they usually will be denominated in foreign currencies, and the Fund temporarily may hold funds in foreign currencies. Thus, the value of Fund shares will be affected by changes in exchange rates.

     As one way of managing exchange rate risk, in addition to entering into currency futures contracts, the Funds may enter into forward currency exchange contracts (agreements to purchase or sell currencies at a specified price and date). The exchange rate for the transaction (the amount of currency the Funds will deliver or receive when the contract is completed) is fixed when the Fund enters into the contract. The Funds usually will enter into these contracts to stabilize the U.S. dollar value of a security it has agreed to buy or sell. The Funds intend to use these contracts to hedge the U.S. dollar value of a security it already owns, particularly if the Funds expect a decrease in the value of the currency in which the foreign security is denominated. Although the Funds will attempt to benefit from using forward contracts, the success of its hedging strategy will depend on the investment advisor's ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar. The value of the Fund's investment denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the Funds may be affected favorably or unfavorably by changes in the exchange rates or exchange control regulations between foreign currencies and the U.S. dollar. Changes in foreign currency exchange rates also may affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gains, if any, to be distributed to shareholders by the Fund. The Funds do not intend to enter into foreign currency transactions for speculation or leverage.

Risk Characteristics Of Asset-Backed Securities. The Funds may invest in asset-backed securities. Asset-backed securities are created by the grouping of certain governmental, government-related and private loans, receivables and other lender assets into pools. Interests in these pools are sold as individual securities. Payments from the asset pools may be divided into several different tranches of debt securities, with some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

     Because the loans held in the asset pool often may be prepaid without penalty or premium, asset-backed securities and mortgage backed securities are generally subject to higher prepayment risks than most other types of debt instruments. Prepayment risks on mortgage securities tend to increase during periods of declining mortgage interest rates, because many borrowers refinance their mortgages to take advantage of the more favorable rates. Depending upon market conditions, the yield that the Funds receive from the reinvestment of such prepayments, or any scheduled principal payments, may be lower than the yield on the original mortgage security. As a consequence, mortgage securities may be a less effective means of "locking in" interest rates than other types of debt securities having the same stated maturity and may also have less potential for capital appreciation. For certain types of asset pools, such as collateralized mortgage obligations, prepayments may be allocated to one tranche of securities ahead of other tranches, in order to reduce the risk of prepayment for the other tranches.

     Prepayments may result in a capital loss to the Funds to the extent that the prepaid mortgage securities were purchased at a market premium over their stated amount. Conversely, the prepayment of mortgage securities purchased at a market discount from their stated principal amount will accelerate the recognition of interest income by the Funds, which would be taxed as ordinary income when distributed to the shareholders. The credit characteristics of asset-backed securities also differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

Derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. The Funds may invest in derivatives only if the expected risks and rewards are consistent with its objectives and policies.

     Losses from derivatives can sometimes be substantial. This is true partly because small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of the derivative. Derivatives can also cause the Fund to lose money if the Fund fails to correctly predict the direction in which the underlying asset or economic factor will move.

Borrowing. Each Fund may borrow from banks in an amount up to 33 1/3% of its total assets, taken at market value. Each Fund may also borrow an additional 5% of its total assets from banks or others. The Funds may only borrow as a temporary measure for extraordinary or emergency purposes such as redemption of fund shares. A Fund may not purchase securities so long as outstanding borrowings do not exceed 5% of its total assets.

Illiquid Securities. The Funds may invest up to 15% of their net assets in illiquid securities and other securities which are not readily marketable. Repurchase agreements with maturities longer than seven days will be included for the purposes of the foregoing 15% limit. The inability of a Fund to dispose of illiquid or not readily marketable investments readily or at a reasonable price could impair a Fund's ability to raise cash for redemptions or other purposes.

Restricted Securities. The Funds may invest in restricted securities, including securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 (the "1933 Act"). Generally, Rule 144A establishes a safe harbor from the registration requirements of the 1933 Act for resale by large institutional investors of securities not publicly traded in the United States. Each Fund's investment advisor determines the liquidity of Rule 144A securities according to guidelines and procedures adopted by the Trust's Board of Trustees. The Board of Trustees monitors the investment advisor's application of those guidelines and procedures. Securities eligible for resale pursuant to Rule 144A, which a Fund's investment advisor has determined to be liquid or readily marketable, are not subject to the 15% limit on illiquid securities.

-------------------------------------------------------------------------------

                      ORGANIZATION AND SERVICE PROVIDERS

-------------------------------------------------------------------------------

Fund Structure. Each Fund is an investment pool, which invests shareholders' money towards a specified goal. Each Fund is a diversified series of an open-end, investment management company called "Evergreen Fixed Income Trust". The Trust is a Delaware business trust organized on September 18, 1997.

Board of Trustees. The Trust is supervised by a Board of Trustees that is responsible for representing the interests of shareholders. The Trustees meet periodically throughout the year to oversee each Fund's activities, reviewing, among other things, each Fund's performance and its contractual arrangements with various service providers.

Shareholder Rights. All shareholders have equal voting liquidation and other rights. Each share is entitled to one vote for each dollar of net asset value applicable to such share. Shareholders may exchange shares as described under "Exchanges," but will have no other preference, conversion, exchange or preemptive rights. When issued and paid for, your shares will be fully paid and nonassessable. Shares of the Funds are redeemable, transferable and freely assignable as collateral. The Trust may establish additional classes or series of shares.

     The Funds do not hold annual shareholder meetings; a Fund may, however, hold special meetings for such purposes as electing or removing Trustees, changing fundamental policies and approving investment advisory agreements or 12b-1 plans. In addition, the Funds are prepared to assist shareholders in communicating with one another for the purpose of convening a meeting to elect trustees.

SERVICE PROVIDERS

Investment Advisor. The investment advisor to EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND is the Capital Management Group of First Union National Bank ("FUNB"), a subsidiary of First Union Corporation ("First Union"). First Union is located at 301 South College Street, and FUNB at 201 South College Street, Charlotte, North Carolina 28288-0630. First Union and its subsidiaries provide a broad range of financial services to individuals and businesses throughout the United States.

     The investment advisor to EVERGREEN INTERMEDIATE TERM BOND FUND is Evergreen Investment Management Company ("EIMC"). EIMC has provided investment advisory and management services to investment companies and private accounts since it was organized in 1932. EIMC is an indirect subsidiary of FUNB.

     EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND pays FUNB an annual fee for its services equal to 0.50% and 0.60%, respectively, of the Fund's average daily net assets.

     EVERGREEN INTERMEDIATE TERM BOND FUND pays EIMC a fee, calculated on an annual basis, equal to 2.0% of gross dividend and interest income of the Fund plus 0.50% of the first $100,000,000 of the aggregate net asset value of shares of the Fund, plus 0.45% of the next $100,000,000, plus 0.40% of the next $100,000,000, plus 0.35% of the next $100,000,000, plus 0.30% of the next
$100,000,000, plus 0.25% of amounts over $500,000,000.

     Advisory fees are computed as of the close of business each business day and paid monthly.

Portfolio Managers. Thomas L. Ellis has been the portfolio manager of EVERGREEN SHORT-INTERMEDIATE BOND FUND since its inception in 1988. Mr. Ellis has over 28 years of experience in investments. Since joining FUNB in 1985, Mr. Ellis has been a Vice President and Senior Portfolio Manager. At FUNB he is responsible for the portfolio management of over $1 billion in taxable fixed income assets, including Evergreen Select Fixed Income Fund; the Fixed Income Fund, a common trust fund; and 17 separate accounts. Prior to joining First Union, Mr. Ellis served in the bond department of 1st Tennessee Bank.

     L. Robert Cheshire has been the portfolio manager of EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND since its inception in 1991. Since joining First Fidelity Bank in 1990, which was acquired by First Union in 1995, Mr. Cheshire has been a Vice President and Senior Portfolio Manager. He is also head of the Newark Taxable Fixed Income Unit.

     Christopher P. Conkey is the portfolio manager of EVERGREEN INTERMEDIATE TERM BOND FUND. Mr. Conkey has served as Chief Investment Officer of Fixed Income for the past nine months and as Head of the High Grade Bond Team for EIMC for the last three years. During the past five years at EIMC, Mr. Conkey has also served as portfolio manager of several high grade fixed income funds, several high grade-high yield fixed income funds and several off-shore closed-end fixed income funds.

Administrator. Evergreen Investment Services, Inc. ("EIS") serves as administrator to EVERGREEN SHORT-INTERMEDIATE BOND FUND and EVERGREEN INTERMEDIATE TERM GOVERNMENT SECURITIES FUND. EIS provides each fund with facilities, equipment and personnel. For its services as administrator, EIS is entitled to receive a fee based on the aggregate average daily net assets of all the mutual funds administered by EIS for which any affiliate of FUNB serves as investment advisor. The administration fee is calculated in accordance with the following schedule:

        ADMINISTRATION FEE
        ------------------
        0.050% on the first $7 billion
        0.035% on the next $3 billion
        0.030% on the next $5 billion
        0.020% on the next $10 billion
        0.015% on the next $5 billion
        0.010% on assets in excess of $30 billion

     EIS also provides facilities, equipment and personnel to EVERGREEN INTERMEDIATE TERM BOND FUND on behalf of its investment advisor and is reimbursed by the Funds for its services.

Transfer Agent and Dividend Disbursing Agent. Evergreen Service Company ("ESC"), 200 Berkeley Street, Boston, Massachusetts 02116-5034, acts as each Fund's transfer agent and dividend disbursing agent. ESC is an indirect, wholly-owned subsidiary of First Union.

Custodian. State Street Bank and Trust Company, P.O. Box 9021, Boston, Massachusetts 02205-9827 acts as each Fund's custodian.

Principal Underwriter. Evergreen Distributor, Inc. ("EDI"), a subsidiary of The BISYS Group, Inc., located at 125 West 55th Street, New York, New York 10019, is the principal underwriter of each Fund.

-------------------------------------------------------------------------------

                       PURCHASE AND REDEMPTION OF SHARES

-------------------------------------------------------------------------------

HOW TO BUY SHARES

     Class Y shares are offered at net asset value without a front-end sales charge or a contingent deferred sales load. Class Y shares are only offered to
(1) persons who at or prior to December 31, 1994 owned shares in a mutual fund advised by Evergreen Asset Management Corp. ("Evergreen Asset"), (2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, EIMC, Meridian or their affiliates.

     Eligible investors may purchase Class Y shares of a Fund through broker-dealers, banks or other financial intermediaries, or directly through EDI. In addition, you may purchase Class Y shares of a Fund by mailing a completed application to that Fund, c/o ESC P.O. Box 2121, Boston, Massachusetts 02106-2121, with a check payable to that Fund. You may also telephone 1-800-343-2898 to obtain the number of an account to which you can wire or electronically transfer funds and then send in a completed application. The minimum initial investment is $1,000, which may be waived in certain situations. Subsequent investments in any amount may be made by check, by wiring federal funds, by direct deposit or by an electronic funds transfer.

     There is no minimum amount for subsequent investments. Investments of $25 or more are allowed under the Systematic Investment Plan. See the application for more information. Only Class Y shares are offered through this prospectus. See "General Information"--"Other Classes of Shares".

How the Funds Values Their Shares. The net asset value of each class of shares of a Fund is calculated by dividing the value of the amount of a Fund's net assets attributable to that class by the number of outstanding shares of that class. Shares are valued each day the New York Stock Exchange (the "Exchange") is open as of the close of regular trading (currently 4:00 p.m. eastern time). The securities in a Fund are valued at their current market values determined on the basis of market quotations or, if such quotations are not readily available, such other methods as the Trustees of the Trust believe would accurately reflect fair value. Non-dollar denominated securities will be valued as of the close of the Exchange at the closing price of such securities in their principal trading markets.

Additional Purchase Information. As a condition of this offering, if a purchase is canceled due to nonpayment or because an investor's check does not clear, the investor will be responsible for any loss a Fund or a Fund's investment advisor incurs. If such investor is an existing shareholder, a Fund may redeem shares from an investor's account to reimburse a Fund or its investment advisor for any loss. In addition, such investor may be prohibited or restricted from making further purchases in any of the Evergreen funds. The Funds will not accept third party checks other than those payable directly to a shareholder whose account has been in existence at least 30 days.

HOW TO REDEEM SHARES

     You may "redeem" (i.e. sell) your shares in a Fund to the Fund for cash at the net redemption value on any day the Exchange is open, either by writing to the Fund, c/o ESC, or through your financial intermediary. The amount you will receive is based on the net asset value adjusted for fractions of a cent next calculated after a Fund receives your request in proper form. Proceeds generally will be sent to you within seven days. However, for shares recently purchased by check, a Fund will not send proceeds until it is reasonably satisfied that the check has been collected (which may take up to 15 days). Once a redemption request has been telephoned or mailed, it is irrevocable and may not be modified or canceled.

Redeeming Shares Through Your Financial Intermediary. A Fund must receive instructions from your financial intermediary before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service. Certain financial intermediaries may require that you give instructions earlier than 4:00 p.m. (eastern time).

Redeeming Shares Directly by Mail or Telephone. You may redeem by mail by sending a signed letter of instruction or stock power form to the Fund, c/o ESC, (the registrar, transfer agent and dividend-disbursing agent for each Fund). Stock power forms are available from your financial intermediary, ESC, and many commercial banks. Additional documentation is required for the sale of shares by corporations, financial intermediaries, fiduciaries and surviving joint owners. Signature guarantees are required for all redemption requests for shares with a value of more than $50,000. Currently, the requirement for a signature guarantee has been waived on redemptions of $50,000 or less when the account address of record has been the same for a minimum period of 30 days. Each Fund and ESC reserve the right to withdraw this waiver at any time. A signature guarantee must be provided by a bank or trust company (not a Notary Public), a member firm of a domestic stock exchange or by other financial institutions whose guarantees are acceptable under the Exchange Act of 1934 and ESC's policies.

     Shareholders may redeem amounts of $1,000 or more (up to $50,000) from their accounts by calling (800) 343-2898 between the hours of 8:00 a.m. and 6:00 p.m. (eastern time) each business day (i.e., any weekday exclusive of days on which the Exchange or ESC's offices are closed). The Exchange is closed on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Redemption requests received after 4:00 p.m. (Eastern time) will be processed using the net asset value determined on the next business day. Such redemption requests must include the shareholder's account name, as registered with a Fund, and the account number. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone redemptions. If you cannot reach the Fund by telephone, you should follow the procedures for redeeming by mail or through a broker-dealer as set forth herein. The telephone redemption service is not made available to shareholders automatically. Shareholders wishing to use the telephone redemption service must complete the appropriate sections on the application and choose how the redemption proceeds are to be paid. Redemption proceeds will either (1) be mailed by check to the shareholder at the address in which the account is registered or (2) be wired to an account with the same registration as the shareholder's account in a Fund at a designated commercial bank.

     In order to insure that instructions received by ESC are genuine when you initiate a telephone transaction, you will be asked to verify certain criteria specific to your account. At the conclusion of the transaction, you will be given a transaction number confirming your request, and written confirmation of your transaction will be mailed the next business day. Your telephone instructions will be recorded. Redemptions by telephone are allowed only if the address and bank account of record have been the same for a minimum period of 30 days. Each Fund reserves the right at any time to terminate, suspend, or change the terms of any redemption method described in this prospectus, except redemption by mail, and to impose fees.

     Except as otherwise noted, the Funds, ESC and EDI will not assume responsibility for the authenticity of any instructions received by any of them from a shareholder in writing, over the Evergreen Express Line (described below), or by telephone. ESC will employ reasonable procedures to confirm that instructions received over the Evergreen Express Line or by telephone are genuine. The Funds, ESC and EDI will not be liable when following instructions received over the Evergreen Express Line or by telephone that ESC reasonably believes are genuine.

Evergreen Express Line. The Evergreen Express Line offers you specific fund account information and price and yield quotations as well as the ability to do account transactions, including investments, exchanges and redemptions. You may access the Evergreen Express Line by dialing toll free 1-800-346-3858 on any touch-tone telephone, 24 hours a day, seven days a week.

General. The sale of shares is a taxable transaction for federal income tax purposes. The Funds may temporarily suspend the right to redeem their shares when (1) the Exchange is closed, other than customary weekend and holiday closings; (2) trading on the Exchange is restricted; (3) an emergency exists and the Funds cannot dispose of their investments or fairly determine their value; or (4) the SEC so orders. The Funds reserve the right to close an account that through redemption has fallen below $1,000 and has remained so for 30 days. Shareholders will receive 60 days' written notice to increase the account value to at least $1,000 before the account is closed. The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Fund is obligated to redeem shares solely in cash, up to the lesser of $250,000 or 1% of the Fund's total net assets, during any 90 day period for any one shareholder.

EXCHANGE PRIVILEGE

How To Exchange Shares. You may exchange some or all of your Class Y shares for shares of the same Class in the other Evergreen funds through your financial intermediary or by calling or writing to ESC or by using the Evergreen Express Line as described above. Once an exchange request has been telephoned or mailed, it is irrevocable and may not be modified or canceled. Exchanges will be made on the basis of the relative net asset values of the shares exchanged next determined after an exchange request is received. An exchange, which represents an initial investment in another Evergreen fund is subject to the minimum investment and suitability requirements of each Fund.

     Each of the Evergreen funds has different investment objectives and policies. For more information, a prospectus of the fund into which an exchange will be made should be read prior to the exchange. An exchange order must comply with the requirement for a redemption or repurchase order and must specify the dollar value or number of shares to be exchanged. An exchange is treated for federal income tax purposes as a redemption and purchase of shares and may result in the realization of a capital gain or loss. Shareholders are limited to five exchanges per calendar year, with a maximum of three per calendar quarter. This exchange privilege may be modified or discontinued at any time by a Fund upon 60 days' notice to shareholders and is only available in states in which shares of the fund being acquired may lawfully be sold.

Exchanges Through Your Financial Intermediary. Generally, your financial intermediary must receive exchange instructions before 4:00 p.m. (eastern time) for you to receive that day's net asset value. Your financial intermediary is responsible for furnishing all necessary documentation to the Fund and may charge you for this service.

Exchanges by Telephone and Mail. Exchange requests made after 4:00 p.m. (eastern time) will be processed using the net asset value determined on the next business day. During periods of drastic economic or market changes, shareholders may experience difficulty in effecting telephone exchanges. You should follow the procedures outlined below for exchanges by mail if you are unable to reach ESC by telephone. If you wish to use the telephone exchange service you should indicate this on the application. As noted above, each Fund will employ reasonable procedures to confirm that instructions for the redemption or exchange of shares communicated by telephone are genuine. A telephone exchange may be refused by a Fund or ESC if it is believed advisable to do so. Procedures for exchanging Fund shares by telephone may be modified or terminated at any time. Written requests for exchanges should follow the same procedures outlined for written redemption requests in the section entitled "How to Redeem Shares", however, no signature guarantee is required.

SHAREHOLDER SERVICES

     The Funds offer the following shareholder services. For more information about these services or your account, contact your financial intermediary, ESC or the toll-free number on the front page of this prospectus. Some services are described in more detail in the application.

Systematic Investment Plan. Under a Systematic Investment Plan you may invest as little as $25 per month to purchase shares of a Fund with no minimum initial investment required.

Telephone Investment Plan. You may make investments into an existing account electronically in amounts of not less than $100 or more than $10,000 per investment. Telephone investment requests received by 4:00 p.m. (Eastern time) will be credited to a shareholder's account the day the request is received.

Systematic Withdrawal Plan. When an account of $10,000 or more is opened or when an existing account reaches that size, you may participate in the Systematic Withdrawal Plan ("Withdrawal Plan") by filling out the appropriate part of the application. Under this Withdrawal Plan, you may receive (or designate a third party to receive) payments in a stated amount of at least $75, or a maximum of 1.0% per month or 3.0% per quarter of the total net asset value of your account when the Withdrawal Plan was opened. Fund shares will be redeemed as necessary to meet withdrawal payments. All participants must elect to have their dividends and capital gain distributions reinvested automatically.

Automatic Reinvestment Plan. For the convenience of investors, all dividends and distributions are automatically reinvested in full and fractional shares of a Fund at the net asset value per share at the close of business on the record date, unless otherwise requested by a shareholder in writing. If the transfer agent does not receive a written request for subsequent dividends and/or distributions to be paid in cash at least three full business days prior to a given record date, the dividends and/or distributions to be paid to a shareholder will be reinvested.

Dollar Cost Averaging. Through dollar cost averaging you can invest a fixed dollar amount each month or each quarter in any Evergreen fund. This results in more shares being purchased when the selected fund's net asset value is relatively low and fewer shares being purchased when a Fund's net asset value is relatively high and may result in a lower average cost per share than a less systematic investment approach.

     Prior to participating in dollar cost averaging, you must establish an account in an Evergreen fund. You should designate on the application (1) the dollar amount of each monthly or quarterly investment you wish to make and (2) a Fund in which the investment is to be made. Thereafter, on the first day of the designated month, an amount equal to the specified monthly or quarterly investment will automatically be redeemed from your initial account and invested in shares of the designated fund.

Two Dimensional Investing. You may elect to have income and capital gains distributions from any Class Y Evergreen fund shares you own automatically invested to purchase the same class of shares of any other Evergreen fund. You may select this service on your application and indicate the Evergreen fund(s) into which distributions are to be invested.

Tax Sheltered Retirement Plans. The Funds have various retirement plans available to eligible investors, including Individual Retirement Accounts
(IRAs); Rollover IRAs; Simplified Employee Pension Plans (SEPs); Savings Incentive Match Plan for Employees (SIMPLEs); Tax Sheltered Annuity; 403(b)(7) Plans; 401(k) Plans; Keogh Plans; Profit-Sharing Plans; Medical Savings Accounts and Money Purchase Pension Plans. For details, including fees and application forms, call toll free 1-800-247-4075 or write to ESC.

BANKING LAWS

     The Glass-Steagall Act and other banking laws and regulations presently prohibit member banks of the Federal Reserve System ("Member Banks") or their non-bank affiliates from sponsoring, organizing, controlling, or distributing the shares of registered open-end investment companies such as the Funds. Such laws and regulations also prohibit banks from issuing, underwriting or distributing securities in general. However, under the Glass-Steagall Act and such other laws and regulations, a Member Bank or an affiliate thereof may act as investment advisor, transfer agent or custodian to a registered open-end investment company and may also act as agent in connection with the purchase of shares of such an investment company upon the order of its customer. FUNB and its affiliates are subject to and in compliance with the aforementioned laws and regulations.

     Changes to applicable laws and regulations or future judicial or administrative decisions could result in FUNB and its affiliates being prevented from continuing to perform the services required under the investment advisory contract or from acting as agent in connection with the purchase of shares of the Funds by their customers. If FUNB and its affiliates were prevented from continuing to provide the services called for under the investment advisory agreement, it is expected that the Trustees would identify, and call upon each Fund's shareholders to approve, a new investment advisor. If this were to occur, it is not anticipated that the shareholders of any Fund would suffer any adverse financial consequences.

-------------------------------------------------------------------------------

                               OTHER INFORMATION

-------------------------------------------------------------------------------

DIVIDENDS, DISTRIBUTIONS AND TAXES

     The Funds intend to declare dividends from net investment income daily and distribute to its shareholders such dividends monthly. The Funds intend to declare and distribute all net realized capital gains at least annually. Shareholders receive a Fund's distributions in the form of additional shares of that class of shares upon which the distribution is based or, at the shareholder's option, in cash. Shareholders of a Fund who have not opted to receive cash prior to the payable date for any dividend from net investment income or the record date for any capital gains distribution will have the number of such shares determined on the basis of a Fund's net asset value per share computed at the end of that day after adjustment for the distribution. Net asset value is used in computing the number of shares in both capital gains and income distribution investments.

     Each Fund has qualified and intends to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). While so qualified, it is expected that each Fund will not be required to pay any Federal income taxes so long as a Fund distributes all of its investment company taxable income and any net realized gains to shareholders. The Code imposes a 4% nondeductible excise tax on regulated investment companies, such as the Funds, to the extent they do not meet certain distribution requirements by the end of each calendar year. Each Fund anticipates meeting such distribution requirements.

     Account statements and/or checks, as appropriate, will be mailed within seven days after a Fund pays a distribution. Unless a Fund receives instructions to the contrary before the record or payable date, as the case may be, it will assume that a shareholder wishes to receive that distribution and future capital gains and income distributions in shares. Instructions continue in effect until changed in writing. If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service selected by ESC is unable to deliver checks to the shareholder's address of record, the shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

     Any taxable dividend declared in October, November or December to shareholders of record in such a month and paid by the following January 31 will be includable in the taxable income of shareholders as if paid on December 31 of the year in which the dividend was declared.

     A Fund may be subject to foreign withholding taxes which would reduce the yield on its investments. Tax treaties between certain countries and the United States may reduce or eliminate such taxes. Shareholders of a Fund who are subject to United States Federal income tax may be entitled, subject to certain rules and limitations, to claim a Federal income tax credit or deduction for foreign income taxes paid by a Fund. See the SAI for additional details. A Fund's transactions in options, futures and forward contracts may be subject to special tax rules. These rules can affect the amount, timing and characteristics of distributions to shareholders.

     Each Fund is required by Federal law to withhold 31% of reportable payments (which may include dividends, capital gain distributions, if any, and redemptions) paid to certain shareholders. In order to avoid this backup withholding requirement, you must certify on the application, or on a separate form supplied by the Funds' transfer agent, that your social security number or taxpayer identification number is correct and that you are not currently subject to backup withholding or are exempt from backup withholding.

     Each Fund intends to distribute its net capital gains as capital gains dividends. Shareholders should treat such dividends as long-term capital gains. Each Fund will designate capital gains distributions as such by a written notice mailed to each shareholder no later than 60 days after the close of the Fund's taxable year. If a shareholder receives a capital gain dividend and holds his shares for six months or less, then any allowable loss on disposition of such shares will be treated as a long-term capital loss to the extent of such capital gain dividend.

     The foregoing discussion of Federal income tax consequences is based on tax laws and regulations in effect on the date of this prospectus, and is subject to change by legislative or administrative action. As the foregoing discussion is for general information only, you should also review the discussion of "Additional Tax Information" contained in the SAI. In addition, you should consult your own tax advisor as to the tax consequences of investments in the Funds, including the application of state and local taxes which may be different from Federal income tax consequences described above.

GENERAL INFORMATION

Portfolio Turnover. The estimated annual portfolio turnover for each Fund is not expected to exceed 100%. A portfolio turnover rate of 100% would occur if all of a Fund's portfolio securities were replaced in one year. The portfolio turnover rate experienced by a Fund directly affects the transaction costs relating to the purchase and sale of securities which a Fund bears directly. A high rate of portfolio turnover will increase such costs. See the SAI for further information regarding the practices of each Fund affecting portfolio turnover.

Portfolio Transactions. Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking best price and execution, a Fund may consider sales of its shares as a factor in the selection of dealers to enter into portfolio transactions with the Fund.

Other Classes of Shares. The Funds currently offer four classes of shares, Class A, Class B, Class C and Class Y, and may in the future offer additional classes. Class Y shares are the only class of shares offered by this prospectus and are only available to (1) shareholders who at or prior to December 30, 1994 owned shares in a mutual fund advised by Evergreen Asset,
(2) certain institutional investors and (3) investment advisory clients of FUNB, Evergreen Asset, EIMC, Meridian or their affiliates. The dividends payable with respect to Class A, Class B and Class C shares will be less than those payable with respect to Class Y shares due to the distribution and shareholder servicing-related expenses borne by Class A, Class B and Class C shares and the fact that such expenses are not borne by Class Y shares.

Performance Information. The Funds may quote their "total return" or "yield" for specified periods in advertisements, reports, or other communications to shareholders. Total return and yield are computed separately for each Class of shares. Performance data for one or more Classes may be included in any advertisement or sales literature using performance data of a Fund.

     Yield is a way of showing the rate of income a Fund earns on its investments as a percentage of the Fund's share price. A Fund's yield is calculated according to accounting methods that are standardized by the SEC for all stock and bond funds. Because yield accounting methods differ from the method used for other accounting purposes, a Fund's yield may not equal its distribution rate, the income paid to your account or the net investment income reported in the Fund's financial statements. To calculate yield, a Fund takes the interest income it earned from its portfolio of investments (as defined by the SEC formula) for a 30-day period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Fund's share price at the end of the 30-day period. This yield does not reflect gains or losses from selling securities.

     Total returns are based on the overall dollar or percentage change in the value of a hypothetical investment in a Fund. A Fund's total return shows its overall change in value including changes in share prices and assumes all the Fund's distributions are reinvested. A cumulative total return reflects a Fund's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Fund's performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Fund's return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Fund may separate its cumulative and average annual total returns into income results and realized and unrealized gain or loss.

     Comparative performance information may also be used from time to time in advertising or marketing a Fund's shares, including data from Lipper Analytical Services, Inc. and Morningstar, Inc. and other industry publications. A Fund may also advertise in items of sales literature an "actual distribution rate" which is computed by dividing the total ordinary income distributed (which may include the excess of short-term capital gains over losses) to shareholders for the latest twelve month period by the maximum public offering price per share on the last day of the period. Investors should be aware that past performance may not be reflective of future results.

     In marketing a Fund's shares, information may be provided that is designed to help individuals understand their investment goals and explore various financial strategies. Such information may include publications describing general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; a questionnaire designed to help create a personal financial profile; and an action plan offering investment alternatives. The information provided to investors may also include discussions of other Evergreen funds, products, and services, which may include: retirement investing; brokerage products and services; the effects of periodic investment plans and dollar cost averaging; saving for college; and charitable giving. In addition, the information provided to investors may quote financial or business publications and periodicals, including model portfolios or allocations, as they relate to fund management, investment philosophy, and investment techniques. EDI may also reprint, and use as advertising and sales literature, articles from Evergreen Events, a quarterly magazine provided free of charge to Evergreen fund shareholders.

Year 2000 Risks. Like other investment companies, financial and business organizations and individuals around the world, the Funds could be adversely affected if the computer systems used by the Funds' investment advisors and the Funds' other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Funds' investment advisors are taking steps to address the Year 2000 Problem with respect to the computer systems that they use and to obtain assurances that comparable steps are being taken by the Funds' other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Funds.

Additional Information. This prospectus and the SAI, which has been incorporated by reference herein, do not contain all the information set forth in the Registration Statement filed by the Trusts with the SEC under the Securities Act of 1933, as amended. Copies of the Registration Statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at the offices of the SEC in Washington, D.C.

                                     Notes

INVESTMENT ADVISOR
Capital Management Group of First Union National Bank, 201 South College Street, Charlotte, North Carolina 28288
  Evergreen Short-Intermediate Bond Fund
  Evergreen Intermediate Term Government Securities Fund

Evergreen Investment Management Company, 200 Berkeley Street, Boston, Massachusetts 02116-5034
  Evergreen Intermediate Term Bond Fund

CUSTODIAN
State Street Bank and Trust Company, Box 9021, Boston, Massachusetts 02205-9827

TRANSFER AGENT
Evergreen Service Company, Box 2121, Boston, Massachusetts 02106-2121

LEGAL COUNSEL
Sullivan & Worcester LLP, 1025 Connecticut Avenue, N.W., Washington, D.C. 20036

INDEPENDENT ACCOUNTANTS
KPMG Peat Marwick LLP, 99 High Street, Boston, Massachusetts 02110

DISTRIBUTOR
Evergreen Distributor, Inc., 125 W. 55th Street, New York, New York 10019

37976                                                                  541693RV2

                          EVERGREEN FIXED INCOME TRUST

                                     PART C

                                OTHER INFORMATION


Item 24.       Financial Statements and Exhibits

Item 24(a).    Financial Statements

     The financial statements listed below are included in Part A of this Amendment to the Registration Statement:

     Financial Highlights for:

EVERGREEN SHORT-INTERMEDIATE       For the years ended June 30, 1998, 1997 and 1996; for the six-month period ended
BOND FUND                          June 30, 1995; for the years ended  December 31, 1994, 1993, 1992 and 1991; for the
Class A                            nine-month period ended December 31, 1990; and for the year ended March 31, 1990.

EVERGREEN SHORT-INTERMEDIATE       For the years ended June 30, 1998, 1997 and 1996; for the six-month period ended June 30, 1995;
BOND FUND                          for the year ended December 31, 1994; and for the period from January 25, 1993
Class B                            (commencement of operations) through December 31, 1993.

EVERGREEN SHORT-INTERMEDIATE       For the years ended June 30, 1998, 1997 and 1996; for the six-month period ended June 30, 1995;
BOND FUND                          and for the period from September 6, 1994 (commencement of operations)
Class C                            through December 31, 1994.

EVERGREEN SHORT-INTERMEDIATE       For the years ended June 30, 1998, 1997 and 1996; for the six-month period ended June 30, 1995;
BOND FUND                          for the years ended December 31, 1994, 1993 and 1992; and the period from January 4, 1991
Class Y                            (commencement of operations) through December 31, 1991.


EVERGREEN INTERMEDIATE TERM        For the years ended June 30, 1998 and 1997; for the ten-month period ended June 30, 1996;
GOVERNMENT SECURITIES FUND         for the period from May 2, 1995 (commencement of operations) through August 31, 1995.
Class A

EVERGREEN INTERMEDIATE TERM        For the years ended June 30, 1998 and 1997; and for the period from February 9, 1996(commencement
GOVERNMENT SECURITIES FUND         of operations) through June 30, 1996.
Class B

EVERGREEN INTERMEDIATE TERM        For the years ended June 30, 1998 and 1997; for the period from April 10, 1996 (commencement of
GOVERNMENT SECURITIES FUND         operations) through June 30, 1996.
Class C


EVERGREEN INTERMEDIATE TERM        For the years ended June 30, 1998 and 1997; for the ten-month period ended June 30, 1996; for
GOVERNMENT SECURITIES FUND         the years ended August 31, 1995, 1994 and 1993; and for the period from November 1, 1991
Class Y                            (commencement of operations) through August 31, 1992.


EVERGREEN CAPITAL PRESERVATION     For the year ended June 30, 1998; for the nine-month period ended June 30, 1997; for the year
AND INCOME FUND                    ended September 30, 1996; for the period from December 30, 1994 (commencement of operations)
Class A                            through September 30, 1995.


EVERGREEN CAPITAL PRESERVATION     For the year June 30, 1998; for the nine-month period ended June 30, 1997; for the years ended
AND INCOME FUND                    September 30, 1996, 1995,  1994, 1993 and 1992; For the period from July 1, 1991 (commencement
Class B                            of operations) through September 30, 1991.

EVERGREEN CAPITAL PRESERVATION     For the year ended June 30, 1998; for the nine-month period ended June 30, 1997; for the years
AND INCOME FUND                    ended September 30, 1996, 1995 and 1994; and for the period from February 1, 1993 (commencement
Class C                            of operations) through September 30, 1993.

EVERGREEN INTERMEDIATE TERM        For the year ended June 30, 1998; for the eleven-month period ended June 30, 1997; and
BOND FUND                          for the years ended July 31, 1996, 1995, 1994, 1993, 1992, 1991, 1990, 1989 and 1988.
Class A

EVERGREEN INTERMEDIATE TERM        For the year ended June 30, 1998; for the eleven-month period ended June 30, 1997; for the years
BOND FUND                          ended July 31, 1996, 1995 and 1994; and for the period from February 1, 1993 (date of initial
Class B                            public offering) through July 31, 1993.

EVERGREEN INTERMEDIATE TERM        For the year ended June 30, 1998; for the eleven-month period ended June 30, 1997; for the
BOND FUND                          years ended July 31, 1996, 1995 and 1994; and for the period from February 1, 1993 (date of
Class C                            initial public offering) through July 31, 1993.

EVERGREEN INTERMEDIATE TERM        For the period from January 26, 1998 (commencement of operations) through June 30, 1998.
BOND FUND
Class Y




         The financial statements listed below are incorporated by reference into Part B of this Amendment to the Registration Statement:

  Financial  Highlights  for  Evergreen  Short-Intermediate Bond Fund, Evergreen Intermediate Term Government Securities
Fund, Evergreen Capital Preservation and Income Fund and Evergreen Intermediate Term Bond Fund for the years and periods indicated in Part A:

     Schedule of Investments of Evergreen Short-Intermediate Bond Fund, Evergreen Intermediate Term Government Securities Fund,
     Evergreen Capital Preservation and Income Fund, Evergreen Intermediate Term Bond Fund as of June 30, 1998.

     Statement of Assets and Liabilities of Evergreen Short-Intermediate Bond Fund, Evergreen Intermediate Term Government
     Securities Fund, Evergreen Capital Preservation and Income Fund, Evergreen Intermediate Term Bond Fund as of June 30, 1998.

     Statement of Operations of Evergreen Short-Intermediate Bond Fund, Evergreen Intermediate Term Government
     Securities Fund, Evergreen Capital Preservation and Income Fund, Evergreen Intermediate Term Bond Fund as of June 30, 1998.

     Statement of Changes in Net Assets of Evergreen Short-Intermediate Bond Fund for years ended June 30, 1998 and 1997;
     Evergreen Intermediate Term Government Securities Fund for years ended June 30, 1998 and 1997;
     Evergreen Capital Preservation and Income Fund for year ended June 30, 1998, for the nine-month period ended
     June 30, 1997 and the year ended September 30, 1996; Evergreen Intermediate Term Bond Fund for year ended June 30, 1998, the eleven-month period ended June 30, 1997 and the year ended July 31, 1996.

     Combined Notes to Financial Statements of Evergreen Short-Intermediate Bond Fund, Evergreen Intermediate Term Government
     Securities Fund, Evergreen Capital Preservation and Income Fund, Evergreen Intermediate Term Bond Fund as of June 30, 1998.

     Independent Auditors' Report of Evergreen Short-Intermediate Bond Fund, Evergreen Intermediate Term Government
     Securities Fund, Evergreen Capital Preservation and Income Fund, Evergreen Intermediate Term Bond Fund dated July 31, 1998.

         The   information   required  by  this  item Evergreen U.S.
Government Fund, Evergreen Strategic Income Fund, Evergreen Diversified
Bond Fund and Evergreen High Yield Bond Fund is contained in  Registration
Statement No. 333-37433/811-07246 filed on August 31, 1998.


Item 24(b).    Exhibits

     Unless otherwise indicated, each of the Exhibits listed below is filed herewith.

Exhibit
Number    Description                                            Location
-------   -----------                                            -----------
1         Declaration of Trust                                   Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

2         By-laws                                                Incorporated by reference to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 8, 1997

3         Not applicable

4 Provisions of instruments defining the rights of holders of the securities being registered are contained in the Declaration of Trust
          Articles II, III.(6)(c), VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws Articles II, III and VIII included as part of Exhibits 1 and 2 of this Registration Statement

5(a)      Investment Advisory and Management                     Incorporated by reference to Registrant's Registration
          Agreement between the Registrant and First             Statement filed on August 31, 1998.
          Union National Bank

5(b)      Investment Advisory and Management                     Incorporated by reference to Registrant's Registration
          Agreement between the Registrant and Keystone          Statement filed on August 31, 1998.
          Investment Management Company

6(a)      Class A and Class C Principal Underwriting             Incorporated by reference to Registrant's Registration
          Agreement between the Registrant and Evergreen         Statement filed on August 31, 1998.
          Distributor, Inc.

6(b)      Class B Principal Underwriting Agreement               Incorporated by reference to Registrant's Registration
          between the Registrant and Evergreen Investment        Statement filed on August 31, 1998.
          Services, Inc. (B-1)

6(c)      Class B Principal Underwriting Agreement               Incorporated by reference to Registrant's Registration
          between the Registrant and Evergreen Distributor,      Statement filed on August 31, 1998.
          Inc. (B-2)

6(d)      Class B Principal Underwriting Agreement               Incorporated by reference to Registrant's Registration
          between the Registrant and Evergreen Distributor,      Statement filed on August 31, 1998.
          Inc. (Evergreen/KCF)

6(e)      Class Y Principal Underwriting Agreement               Incorporated by reference to Registrant's Registration
          between the Registrant and Evergreen Distributor,      Statement filed on August 31, 1998.
          Inc.

6(f)      Specimen copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

7         Form of Deferred Compensation Plan                     Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

8         Custodian Agreement between the Registrant             Incorporated by reference to Registrant's Registration
          and State Street Bank and Trust Company                Statement filed on August 31, 1998.


9(a)      Administration Agreement between Evergreen             Incorporated by reference to Registrant's Registration
          Investment Services, Inc. and the Registrant           Statement filed on August 31, 1998.


9(b)      Transfer Agent Agreement between the                   Incorporated by reference to Registrant's Registration
          Registrant and Evergreen Service Company               Statement filed on August 31, 1998.


10        Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 1
                                                                 Filed on December 12, 1997

11        Consent of KPMG Peat Marwick LLP                       Filed herein

12        Not applicable

13        Not applicable

15(a)     12b-1 Distribution Plan for Class A                    Incorporated by reference to Registrant's Registration
                                                                 Statement filed on August 31, 1998.

15(b)     12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant' Registration
          (KAF B-1)                                              Statement filed on August 31, 1998.


15(c)     12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant's Registration
          (KAF B-2)                                              Statement filed on August 31, 1998.


15(d)     12b-1 Distribution Plan for Class B                    Incorporated by reference to Registrant's Registration
          (KCF/Evergreen)                                        Statement filed on August 31, 1998.


15(e)     12b-1 Distribution Plan for Class C                    Incorporated by reference to Registrant's Registration
                                                                 Statement filed on August 31, 1998.


16        Performance Calculations                               Filed herein

17        FDS                                                    Filed herein

18        Multiple Class Plan                                    Incorporated by reference to
                                                                 Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

19        Powers of Attorney



Item 25.       Persons Controlled by or Under Common Control with Registrant.

     None

Item 26.       Number of Holders of Securities (as of September 30, 1998)


Evergreen Short-Intermediate Bond Fund
     Class A        1,108
     Class B        1,213
     Class C           48
     Class Y           41

Evergreen Intermediate Term Government Securities Fund
     Class A        3,740
     Class B           74
     Class C            2
     Class Y           14

Evergreen Capital Preservation and Income Fund
     Class A           518
     Class B         1,234
     Class C           198


Evergreen Intermediate Term Bond Fund
     Class A        8,435
     Class B          612
     Class C          227
     Class Y           24


Item 27.       Indemnification.

     Provisions for the indemnification of the Registrant's Trustees and officers are contained the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisor are contained in their respective Investment Advisory and Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in each Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

Item 28.       Business or Other Connections of Investment Adviser.

     The Directors and principal executive officers of First Union National Bank are:

Edward E. Crutchfield, Jr.         Chairman and Chief Executive Officer,
                                   First Union Corporation; Chief Executive
                                   Officer and Chairman, First Union National
                                   Bank

Anthony P. Terracciano             President, First Union Corporation; President
                                   First Union National Bank

John R. Georgius                   Vice Chairman, First Union Corporation;
                                   Vice Chairman, First Union National Bank

Marion A. Cowell, Jr.              Executive Vice President, Secretary &
                                   General Counsel, First Union Corporation;
                                   Secretary and Executive Vice President,
                                   First Union National Bank

Robert T. Atwood                   Executive Vice President and Chief Financial
                                   Officer, First Union Corporation; Chief
                                   Financial Officer and Executive Vice
                                   President

     All of the above persons are located at the following address: First Union National Bank, One First Union Center, Charlotte, NC 28288.

     The information required by this item with respect to Keystone Investment Management Company is incorporated by reference to the Form ADV (File No. 801-8327) of Keystone Investment Management Company.

Item 29.       Principal Underwriters.

     The Directors and principal executive officers of Evergreen Distributor, Inc. are:

Lynn C. Mangum                     Director, Chairman and Chief Executive
                                   Officer

Robert J. McMullan                 Director, Executive Vice President and
                                   Treasurer

J. David Huber                     President

Kevin J. Dell                      Vice President, General Counsel and Secretary


     All of the above persons are located at the following address: Evergreen Distributor, Inc., 125 West 55th Street, New York, New York 10019.

     Evergreen Distributor, Inc. acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

Item 30.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company and Keystone Investment Management Company, all located at 200 Berkeley Street, Boston, Massachusetts 02110

     First Union National Bank, One First Union Center, 301 S. College Street, Charlotte, North Carolina 28288

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171


Item 31.       Management Services.

     Not Applicable


Item 32.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly
authorized,  in  the City of  Columbus,  and  State of  Ohio, on the   day of
October, 1998.

                                         EVERGREEN FIXED INCOME TRUST

                                         By: /s/ William J. Tomko
                                             -----------------------------
                                             Name: William J. Tomko
                                             Title: President


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 29th day of October, 1998.

/s/William J. Tomko                     /s/ Laurence B. Ashkin            /s/ Charles A. Austin, III
-------------------------               -----------------------------     --------------------------------
William J. Tomko                        Laurence B. Ashkin*               Charles A. Austin III*
President amd Treasurer (Principal      Trustee                           Trustee
  Financial and Accounting Officer)

/s/ K. Dun Gifford                      /s/ James S. Howell               /s/ William Walt Pettit
----------------------------            ----------------------------      --------------------------------
K. Dun Gifford*                         James S. Howell*                  William Walt Pettit*
Trustee                                 Trustee                           Trustee

/s/Gerald M. McDonnell                  /s/ Thomas L. McVerry              /s/ Michael S. Scofield
-------------------------------         -----------------------------      --------------------------------
Gerald M. McDonell*                     Thomas L. McVerry*                 Michael S. Scofield*
Trustee                                 Trustee                            Trustee

/s/ David M. Richardson                 /s/ Russell A. Salton, III MD
------------------------------          -------------------------------
David M. Richardson*                    Russell A. Salton, III MD*
Trustee                                 Trustee

/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee


*By: /s/ Maureen E. Towle
-------------------------------
Maureen E. Towle
Attorney-in-Fact


     *Maureen E. Towle, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                               INDEX TO EXHIBITS

Exhibit
Number         Exhibit
-------        -------

11             Consent of KPMG Peat Marwick LLP

16             Fund Performance

17             Financial Data Schedules